Filed with the U.S. Securities and Exchange Commission on October 3, 2025
Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	72	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	73	[	X	]

(Check appropriate box or boxes.)

LoCorr Investment Trust
(Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☐	on ____________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ____________ pursuant to paragraph (a)(1)
☒	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LoCorr Managed Futures ETF

Ticker Symbol: [ ]
Primary Listing Exchange for the Fund: [ ]

PROSPECTUS
[ ], 2025

Advised by: LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331

www.LoCorrFunds.com	1-855-LCFUNDS
1-855-523-8637

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission nor has the Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LOCORR MANAGED FUTURES ETF SUMMARY

Investment Objectives: The primary investment objective of the LoCorr Managed Futures ETF (the "Fund") is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Total Annual Fund Operating Expenses	[ ]%

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and reflects the expense limitation or recoupment in the first year only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]
$[ ]	$[ ]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

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Principal Investment Strategies: The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•“Managed Futures” Strategy
•“Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. The Fund may also invest in cash-settled Bitcoin and/or Ether futures contracts traded on the Chicago Mercantile Exchange ("CME"). The Fund will allocate less than 5% of Fund assets in these digital asset futures (also referred to as crypto futures). To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country.

The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Fund and the Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. The Subsidiary is subject to the same investment restrictions as the Fund.

LoCorr Fund Management, LLC, the Fund’s adviser (the “Adviser”), may delegate management of the Fund’s Managed Futures Strategy to one or more sub-advisers.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

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•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process with respect to changes in its investment strategy.

•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISER INVESTMENT PROCESS

[ ]

Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. It is important to read the provided risk disclosures in their entirety.

•Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
•Cryptoasset Risk: The market for bitcoin and ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin and ether futures market has grown substantially since bitcoin and ether futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin and ether futures contracts is based on a number of factors, including the supply of and the demand for bitcoin and ether futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin and ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the "spot" price of bitcoin and ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of bitcoin and ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases bitcoin and ether futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of bitcoin and ether futures contracts and bitcoin and ether, respectively, may differ and may not be correlated with each other, over short or long periods of time. While the performance of cryptoasset futures contracts, in general, has historically been highly correlated to
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the performance of spot cryptoasset, there can be no guarantee that this will continue. The performance of the Fund's cryptoasset futures contracts should not be expected to match the performance of spot cryptoassets. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, rather than fundamental analysis.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol.
Bitcoin and ether are not widely accepted forms of payment. The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run.
•Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Futures positions held by the Fund may incur significant losses caused by unanticipated market movements and such losses may be unlimited. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.
•ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
oNot Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

oTrading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind. This could lead to differences between market price and underlying value of shares.
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oMarket Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
•Interest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.
•Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
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•Management Risk: The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.
•Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political and social events affect the securities markets. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
•Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
•Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.
•Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales. The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
•Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in
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this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
Performance:

Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of the Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Adviser: LoCorr Fund Management, LLC

Portfolio Managers: Jon C. Essen, Chief Financial Officer of the Adviser, Sean Katof, Chief Investment Officer of the Adviser, and Curt LaChappelle have each served the Fund as a portfolio manager since it commenced operations in 2026.

Sub-Adviser: [ ]
Portfolio Managers: [ ], and [ ], have each served the Fund as portfolio managers since its inception in 2026.

Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at net asset value per Share (“NAV”) only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.

Shares of the Fund are listed for trading on [ ] (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.

Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RELATED RISKS
Investment Objectives:

LoCorr Managed Futures ETF	The Fund's primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.

The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees (the “Board of Trustees” or the “Board”) upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

The Fund seeks to achieve its investment objectives by allocating assets using two principal strategies:
•Managed Futures
•Fixed Income

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity markets. The Managed Futures strategy directly invests primarily in (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, and (v) swaps, each of which may be tied to currencies, interest rates, stock market indices, energy resources, metals, or agricultural products.

The Fund may also invest in exchange-traded Bitcoin and/or Ether Futures. Bitcoin and Ether are digital assets, also known as crypto, that can be transferred on a peer-to-peer basis. The Fund does not invest directly in or hold Bitcoin or Ether. Unlike traditional currencies, Crypto is decentralized, meaning that the supply of the respective crypto is not determined by a central government, but rather by software protocols that limit both the total amount that will be produced and the rate at which such crypto is released into its respective market/network. Each crypto network is a decentralized record of transactions that is kept in multiple locations and updated by multiple contributors to the network. In addition, the official ledger or record of who owns what crypto is not maintained by any central entity, but rather, is maintained by multiple different independent computers and entities simultaneously. Ownership and transaction records for crypto are protected through public-key cryptography on a “blockchain.” Public-key cryptography uses a pair of keys to encrypt and decrypt data — a public key and a private key. The public key can be disclosed to others so that anyone can send encrypted data to the holder, but that data can only be decrypted with the holder’s private key.

The crypto transactions are verified by “miners” for Bitcoin and “validators” for Ether. These miners and validators operate via networks that connect multiple computers that run open-source software which follows the rules and procedures covering each crypto's separate network. With respect to Bitcoin, miners create new Bitcoin by solving complex math problems that verify transactions in the digital asset. Miners support the Bitcoin network by adding new blocks of data on bitcoin transactions to the blockchain. To add bitcoin transactions to the blockchain, miners’ computers must solve complex equations generated by the blockchain system. Miners are rewarded with a certain amount of bitcoin algorithmically determined by the blockchain system for supporting the Bitcoin network. Similarly, validators, also known as stakers, are responsible for processing ethereum transactions, storing data related to these transactions, and adding new blocks of data to the chain. Validators will receive an interest in the new blocks of chain.

Each separate crypto network is collectively maintained by developers (who propose improvements to the protocols) and users. Crypto is a relatively new asset class and is subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Crypto Futures have historically been more volatile than traditional asset classes.
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The Fund will only invest in cash-settled Crypto Futures. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying digital asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess, and if the futures contract price exceeds the value of the underlying asset, the purchaser pays to the seller cash in the amount of that excess. For example, in a cash-settled futures contract on bitcoin, the amount of cash to be paid is equal to the difference between the value of the bitcoin underlying the futures contract at the close of the last trading day of the contract and the futures contract price specified in the agreement. Currently, the only such contracts are traded on, or subject to the rules of, the CME, a commodity exchange registered with the CFTC.

The Fund's investments in derivative instruments may be used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Investments made according to the Fund’s strategy will be made without restriction as to the country.

The Fund will execute a portion of its Managed Futures strategy by directly investing in the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in the Subsidiary. The Fund or the Subsidiary will invest the majority of its assets in futures contracts, forward contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for such contracts. The Subsidiary is managed by the Adviser, which selects sub-advisers to assist in the Subsidiary’s management. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis. The Fund does not intend to create or invest to gain primary control in an entity primarily engaged in investment activities other than the Subsidiary.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to its Managed Futures strategy, as applicable, and approximately 75% of its assets to the Fixed Income strategy. However, as market conditions change, the portion allocated to each strategy may change.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) ABS, (5) MBS, (6) CMBS, (7) interest rate-related futures contracts, (8) interest rate-related or credit default-related swap contracts and (9) money market funds. Each Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency, such as Moody’s or S&P, or, if unrated, determined to be of comparable quality. However, the fixed income portion of each Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization. Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments, as applicable, among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity or commodities markets, as applicable, and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than and not highly correlated to the equity or commodities markets or the Managed Futures strategy, as applicable.

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Additional Information

The Fund may invest in short-term investment grade fixed income securities and money market funds for cash management purposes. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.

The Adviser and the Fund were granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with the Board’s approval, to enter into or amend sub-advisory agreements without obtaining shareholder approval. The order eliminates the need for a shareholder meeting to approve sub-advisors. Shareholders will be notified if a new sub-adviser is employed by the Adviser.

ADVISER’S INVESTMENT PROCESS

•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process with respect to changes in its investment strategy.

•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the Adviser believes each Fund, over time, will not be highly correlated to the equity or commodities markets, as applicable, and will provide the potential for reducing volatility in investors’ portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER INVESTMENT PROCESS

[ ]
Principal Investment Risks:

The following risks apply to the Fund’s direct investments in securities. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.

•Commodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
•Credit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
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•Cryptoasset Risk: The market for bitcoin and ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin and ether futures market has grown substantially since bitcoin and ether futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin and ether futures contracts is based on a number of factors, including the supply of and the demand for bitcoin and ether futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin and ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the "spot" price of bitcoin and ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of bitcoin and ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases bitcoin and ether futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of bitcoin and ether futures contracts and bitcoin and ether, respectively, may differ and may not be correlated with each other, over short or long periods of time. While the performance of cryptoasset futures contracts, in general, has historically been highly correlated to the performance of spot cryptoasset, there can be no guarantee that this will continue. The performance of the Fund's cryptoasset futures contracts should not be expected to match the performance of spot cryptoassets. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, rather than fundamental analysis.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol.
Bitcoin and ether are not widely accepted forms of payment. The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run.
•Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Futures positions held by the Fund may incur significant losses caused by unanticipated market movements and such losses may be unlimited. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.
•ETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
oNot Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

oTrading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that
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Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind. This could lead to differences between market price and underlying value of shares.
oMarket Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.

In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
•Interest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.
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•Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
•Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
•Management Risk: The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.
•Market Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political and social events affect the securities markets. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
•Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
•Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.
•Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales. The Fund may have to pay a fee to borrow particular
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securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument. The Fund’s losses are potentially unlimited in a short position transaction.
•Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Non-Principal Investment Strategies and Related Risks

As a non-principal investment strategy, to reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies.  These strategies attempt to mitigate potential losses in value in certain Fund holdings.  The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, ETFs and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts.  The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively.  The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market.  The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price.  The Adviser may also combine long and short (written) put and call options in "spread" transactions that are designed to protect the Fund over a range of price changes.  Short selling is also used to hedge against overall market or sector price declines.  Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.

There is no assurance that the Fund will succeed in hedging the underlying portfolio holdings because the value of the hedging vehicle may not correlate perfectly with the underlying portfolio asset.  The Adviser is not aware of any security or combination of securities that would provide a perfect hedge to the Fund's holdings.  Each of the hedging strategies has inherent leverage risk that may tend to magnify the Fund's losses.  Derivative contracts, such as futures, have leverage inherent in their terms because of low margin deposits normally required.  Consequently, a relatively small price movement in the futures contract reference index may result in an immediate and substantial loss to the Fund.  Over-the-counter instruments, such as swaps and certain purchased options, are subject to counterparty default risk and liquidity risk.  Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.  The Adviser covers hedging positions (buys back, sells or closes out positions) when it believes market price trends are no longer unfavorable or security-specific risks are acceptable or when a different hedging vehicle is more attractive.

Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its respective total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Investing primarily in such instruments for temporary defensive purposes would be inconsistent with the Fund’s investment objective under normal circumstances. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market
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mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure: A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information (“SAI”). Shareholders may request portfolio holdings schedules at no charge by calling 1-855-523-8637. Quarterly portfolio holdings are also available on the Fund’s website at www.locorrfunds.com/literature.

MANAGEMENT
Investment Adviser

LoCorr Fund Management, LLC. LoCorr Fund Management, LLC, located at 687 Excelsior Boulevard, Excelsior, MN 55331, serves as investment adviser to the Fund. Subject to the authority of the Board, the Adviser is responsible for management of the Fund’s investment portfolio, including through the use of a sub-adviser(s). The Adviser is responsible for selecting the Fund’s sub-adviser(s) and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation and oversight of the sub-advisers. The Adviser was established in 2010 and has no clients other than the Funds in the Trust.

The Trust has a management agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the management agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the average Daily Net Assets of the Fund
Managed Futures ETF	[ ]%

Recoupment amounts may also include offering and organizational expenses incurred prior to the commencement of operations subject to recoupment within three years of the date of such reimbursement.

Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the advisory agreement and subadvisory agreement with respect to the Fund will be in the semi-annual shareholder report dated June 30, 2026.

Investment Adviser Portfolio Managers:
Jon C. Essen, Chief Financial Officer. Mr. Essen has served as Chief Financial Officer of the Adviser since it was founded in November 2010. Mr. Essen also serves as Senior Vice President and Chief Financial Officer of Octavus Group, LLC, and as a Registered Representative of LoCorr Distributors, LLC, positions both held since April 2008. Mr. Essen also began serving as Principal and Chief Compliance Officer of LoCorr Distributors, LLC in 2008. Mr. Essen also served as Chief Operating Officer of the Adviser and affiliates from 2008 to 2016. Previously, Mr. Essen served as Chief Operating Officer of a commercial finance enterprise from 2002 to 2008. Additionally, Mr. Essen was Chief Financial Officer of Jundt Associates, Inc. from 1998 to 2002 and served as Treasurer of Jundt Funds, Inc. and American Eagle Funds, Inc. from 1999 to 2002.

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Sean Katof, Chief Investment Officer. Sean Katof, CFA, has served as Senior Vice President and Portfolio Manager for the Funds since 2016. Prior to joining LoCorr, Mr. Katof served as Director of Capital Markets at SLOCUM, an institutional consulting firm, from 2005 to 2015. Prior to joining SLOCUM, Mr. Katof served as Portfolio Manager at Devenir Investment Advisors where he managed the Industry Leaders Core Equity portfolio from 2004 to 2005. Prior to that, Mr. Katof was a Vice President and Portfolio Manager at INVESCO Funds Group where he worked from 1994 to 2003. Mr. Katof received his B.S. in Business Administration with an emphasis in Finance from the University of Colorado at Boulder and an M.S. in Finance from the University of Colorado at Denver. Mr. Katof holds the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations.

Curt LaChappelle, Portfolio Manager. Curt LaChappelle, CFA started with LoCorr in 2019 as an analyst and has served as portfolio manager for the Funds since 2024. Prior to joining LoCorr, Mr. LaChappelle served as Senior Investment Operations Analyst at Thrivent Asset Management from 2017 to 2019. Curt received his B.B.A in Financial Markets – Finance, from the University of Minnesota-Duluth. Mr. LaChappelle holds the Chartered Financial Analyst (“CFA”) designation and serves as the Education Chair on the CFA Society of Minnesota Board of Directors.

Sub-Adviser

[ ]

[ ] Portfolio Managers:

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and each portfolio manager's ownership of Fund shares.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is
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materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in Underlying Funds which hold portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Underlying Funds do not price their shares, the value of some of a Fund's portfolio investments may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, each Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in a Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value. For example, if trading in a portfolio investment is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.

With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

Premium/Discount Information

Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.

Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.locorrfunds.com.

HOW TO PURCHASE AND SELL SHARES

Shares of the Fund are listed for trading on [ ] under the symbol [ ]. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day.

When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.

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Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.

The Fund may liquidate and terminate at any time without shareholder approval.

Share Trading Prices

The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The approximate value is generally determined by using both current market quotations and/ or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities or other assets held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.

Book Entry

Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which may affect the Fund’s NAV negatively unless offset by an authorized participant. Such trades could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.

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TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.

The Fund distributes its dividends from net investment income, if any, and net realized capital gains, if any, to shareholders annually.

Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.

Taxes

As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.

Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
•The Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.

The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.

Taxes on Distributions

As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate
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shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.

In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.

Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.

By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.

Taxes on Exchange-Listed Share Sales

Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.

Taxes on Purchase and Redemption of Creation Units

An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.

Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.

If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.

The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.

DISTRIBUTION OF SHARES

The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that
20

provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may over time, not only increase your costs but cost more than other charges.

Fund Service Providers

[ ] is the Fund’s administrator, transfer agent and fund accountant. It has its principal office at [ ], and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.

[ ] is the Fund’s custodian.

[ ] (the “Distributor”), [ ], is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, OH 44114, serves as legal counsel to the Trust.

[ ] located at [ ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.

Continuous Offering

The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution
(as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.

21

Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.

Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-523-8637 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

22

FINANCIAL HIGHLIGHTS

The Fund only recently commenced investment operations. Accordingly, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

23

Privacy Notice

LOCORR INVESTMENT TRUST

Rev. October 2011

FACTS	WHAT DOES LOCORR INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪Social Security number and wire transfer instructions
▪account transactions and transaction history
▪investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons LoCorr Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does LoCorr Investment Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-LCFUNDS (1-855-523-8637) or go to www.LoCorrFunds.com

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What we do
How does LoCorr Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does LoCorr Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪open and account or deposit money
▪direct us to buy securities or direct us to sell your securities
▪seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪sharing for affiliates’ everyday business purposes-information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪LoCorr Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪LoCorr Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪LoCorr Investment Trust does not jointly market.

25

LoCorr Managed Futures ETF

Adviser	LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331	Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm	[ ]	Legal Counsel	Thompson Hine LLP 3900 Key Center 127 Public Square Cleveland OH 44114
Custodian	U.S. Bank, N.A. 1555 North RiverCenter Drive Suite 302 Milwaukee, WI 53212	Transfer Agent	[ ]

Additional information about the Fund is included in the Fund’s SAI dated [ ], 2025. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-523-8637 or visit www.LoCorrFunds.com. You may also write to:

LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, Missouri 64121-9252
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22509

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LoCorr Managed Futures ETF
Listed on [ ]
Ticker [ ]

a series of LoCorr Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

[ ], 2025

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated [ ], 2025 for the LoCorr Managed Futures ETF (the “Fund”), a series of LoCorr Investment Trust. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this SAI. You can obtain copies of the Prospectus and Annual Report without charge by contacting the Fund’s transfer agent or by calling toll-free 1-855-523-8637. You may also obtain a Prospectus and Annual Report by visiting www.LoCorrFunds.com.

THE FUND

The LoCorr Managed Futures ETF is a diversified series of LoCorr Investment Trust, an Ohio business trust organized on November 15, 2010 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").

The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described below. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund, on a per-class basis, is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund currently offers one class of shares. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. Each share class will represent an interest in the same assets of the respective Fund, have the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.

LoCorr Fund Management, LLC (the "Adviser") is the Fund’s investment adviser. [ ] serves as the Fund’s sub-adviser.

The Fund's investment objective, restrictions and policies are more fully described here and in its Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth in the Prospectus. The Fund's investment objective is not "fundamental" and may be changed without the approval of a majority of its outstanding voting securities; however, shareholders will be given at least 60 days’ notice of such a change.

The following information applies to the Fund, except as noted, and describes securities and instruments in which the Fund or its Subsidiary (as defined herein) as applicable may invest and their related risks.

Equity Securities
Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock
Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock
Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks include a lack of voting rights and the Fund's Adviser may incorrectly analyze the security, resulting in a loss to the Fund.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.  Preferred stock may also be convertible in the common stock of the issuer.  Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Fund may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

Convertible Securities
The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants
The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Business Development Companies
The Fund may invest in business development companies ("BDCs"), each of which may pay performance-based fees to their managers. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term, high-quality debt securities. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Fund shareholders may bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, performance-based incentive allocations or fees and expenses at the BDC level. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC. Also, BDCs may engage in certain principal and joint transactions that a mutual fund may not without an exemptive order from the Securities and Exchange Commission (the “SEC”). Also, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any other investment company, such as a BDC, unless the other investment company has an exemptive order from the SEC.

Depositary Receipts
The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.

Investment Companies
The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (collectively, "Investment Companies"). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in Investment Companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1.50%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to Investment Companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority ("FINRA”) for funds of funds.

The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an Investment Company until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Investment Companies are made independently of the Fund and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other Investment Companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

Real Estate Investment Trusts
The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships
The Fund may invest in master limited partnership ("MLP") interests. MLPs are limited partnerships, the interests in which (known as "units") are traded on public exchanges, just like corporate stock. MLPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). MLP units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. MLPs are also called publicly traded partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in an MLP, he or she becomes a limited partner. MLPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may "roll up" into a single MLP. A corporation may spin off a group of assets or part of its business into an MLP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to an MLP, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as an MLP from its inception.

There are different types of risks to investing in MLPs, including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change MLP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, MLPs that charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect an MLP's revenue stream negatively. MLPs also carry some interest rate risks. During increases in interest rates, MLPs may not produce desirable returns to shareholders.

Special Purpose Acquisition Corporations (SPACs)
The Funds may invest in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Funds may purchase SPACs through an IPO. IPOs are thus often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.

Derivatives
The Fund may invest in derivatives in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities. The information below contains general additional information about derivatives.

Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the Funds' use of derivatives. The Derivatives Rule requires registered investment companies that enter into derivatives transactions and certain other transactions that create future payment or delivery obligations to, among other things, (i) comply with a value-at-risk (“VaR”) leverage limit, and (ii) adopt and implement a comprehensive written derivatives risk management program. These and other requirements apply unless a fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. The Funds have adopted and implemented a derivatives risk management program approved by the Board, which is administered by the Adviser as the Funds' derivatives risk manager. Complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Derivatives Rule may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. Other potentially adverse regulatory obligations can develop suddenly and without notice.

Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on any margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Cryptoasset Futures. The market for Bitcoin and Ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin and Ether futures commenced trading, there can be no assurance that this growth will continue. The price for Bitcoin and Ether futures contracts is based on a number of factors, including the supply of and the demand for Bitcoin futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for Bitcoin and Ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the “spot” price of Bitcoin and Ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of Bitcoin and Ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of Bitcoin and Ether futures contracts and Bitcoin and Ether, respectively, may differ and may not be correlated with each other, over short or long periods of time.

Historically, the spot price movements of ether and bitcoin generally have been correlated. The spot prices of ether historically have generally been more volatile than the spot prices bitcoin (i.e. rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rises and falling more than bitcoin on days that the spot prices of bitcoin falls. There is no guarantee that this correlation will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue.

Rolling of the Crypto Futures. Futures contracts expire on a designated date, referred to as the "expiration date." The Fund generally seeks to invest in "front-month" CME bitcoin futures contracts and CME ether futures contracts but may invest in back-month, cash-settled bitcoin futures contracts and ether futures contracts. "Front- month" contracts are the monthly contracts with the nearest expiration date. Back-month contracts are those with longer times to maturity. CME bitcoin futures and CME ether futures are cash-settled on their expiration date unless they are "rolled" prior to expiration. The Fund intends to "roll" its CME bitcoin futures and CME Ether Futures prior to expiration. Typically, the Fund will roll to the next "nearby" CME bitcoin futures and CME ether futures. The "nearby" contracts are those contracts with the next closest expiration date.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, digital asset trading venues are largely unregulated and highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin or ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin and ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

Events impacting the price of bitcoin or ether across all digital asset trading venues should be expected to impact the price and market for bitcoin or ether futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Bitcoin Reference Rate or CME CF Ether Reference Rate which provides reference prices for final settlement of CME bitcoin and ether futures, respectively. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on the Fund and its investments.

Investments linked to bitcoin and ether present unique and substantial risks. Such investments can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin, ether and bitcoin and ether futures may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. Trading and investing in assets linked to bitcoin and ether are generally not based in fundamental investment analysis.

Bitcoin is the native token on the Bitcoin network. As with other cryptoassets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin network's uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non- native tokens.

Ether is the native token on the Ethereum network, but users may create additional tokens, the ownership of which is recorded on the Ethereum network. As with other cryptoassets, ether and the Ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium or exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native tokens (including non-fungible tokens and asset-backed tokens), and supporting various "layer 2" projects. Compared to the Bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the Ethereum network are far more broad.

The Ethereum Foundation (EF) is a non-profit organization that is dedicated to supporting Ethereum and related technologies. The EF, alongside other organizations, supports Ethereum Protocol development through funding and advocacy. The EF finances its activities through its initial allocation of ether at the launch of the Ether Network in 2015. Although the EF does not control Ethereum and is one of many organizations within the Ethereum ecosystem, it is the most significant driving force for Ethereum Protocol development and support of Ethereum generally.

It is possible that Ether may be determined to be a security for the purposes of federal or state securities laws. If ether is determined or is expected to be determined to be a security under the federal securities laws, that could materially and adversely affect the trading of ether futures contracts held by the Fund. If ether is determined or alleged to be a security, it is possible that trading in ether futures contracts held by the Fund could be halted or otherwise disrupted, become illiquid and/or lose significant value and the Fund may have difficulty unwinding or closing out its ether futures contracts. In that event, value of an investment in the Fund – could decline significantly and without warning, including to zero. There is no guarantee that security futures contracts on ether would be begin trading on any particular timeframe or at all or that the Fund would be able to invest in such instruments.

If the price of Ether falls below that which is required for validators to turn a profit, some validators may temporarily discontinue their operations. If validators reduce or cease their operations, it would reduce the aggregate stake on the Ethereum Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain) and make the Ethereum Network more vulnerable to a malicious actor or actors. If one or more validators obtain control of greater than thirty-three percent of the aggregate stake on the Ethereum Network, those validators may attempt to reshuffle or reorder blocks in the Ethereum blockchain, potentially excluding valid transactions or permitted "double spending" of ether. Malicious actors controlling greater than thirty-three percent of the aggregate stake could also potentially resolve two forks of the Ethereum blockchain simultaneously, which would cause confusion and likely result in reduced confidence in the Ethereum blockchain, both of which would have a material adverse impact on the value of ether and ether futures, and as a result, an investment in the Fund. However, any such attack would likely result in the malicious validators forfeiting their staked ether.

If the price of Bitcoin falls below that which is required for mining operators to turn a profit, some mining operators may temporarily discontinue mining bitcoin by either halting operations or switching their mining operations to mine other cryptoassets. If miners reduce or cease their mining operations it would reduce the aggregate hash rate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty percent of the aggregate hash rate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten-minute confirmation time currently targeted by the Bitcoin Network protocol, but significant reductions in aggregate hash rate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or aggregate hash rate of the Bitcoin Network may adversely affect the utility and price of bitcoin, which may have a negative impact on bitcoin futures.

The open-source nature of the Ethereum Protocol and the Bitcoin Protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Bitcoin Network and the Ethereum Network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the Bitcoin Reference Rate and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks' Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of an investment in the Fund.

As a digital asset, crypto is subject to the risk that malicious actors will exploit flaws in its code or structure, or that of digital asset trading venues, that will allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information, or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts.

In April 2016, a decentralized autonomous organization, known as "The DAO" launched on the Ethereum Network. Decentralized autonomous organizations operate on smart contracts which form a foundational framework that dictates how the organization will operate. In exchange for ether, The DAO created DAO Tokens (proportional to the amount of ether paid) that were then assigned to the Ethereum blockchain address of the person or entity remitting the ether. A DAO Token granted the DAO Token holder certain voting and ownership rights in The DAO. In June 2016, The DAO smart contract code was hacked, resulting in approximately one-third of the total ether raised in The DAO's offering being diverted to an Ethereum blockchain address controlled by the attacker, an unknown individual or group. In response to the attack, and upon a vote of Ethereum community members, a "hard fork" was implemented which had the effect of transferring all of the funds raised (including those held by the attacker) from The DAO to a recovery address, where DAO Token holders could exchange their DAO Tokens for ether. Any DAO Token holders who adopted the hard fork could exchange their DAO Tokens for ether and avoid any loss. The permanent hard fork resulted in two different versions of the Ethereum blockchain: Ethereum and Ethereum Classic.

As a result of lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto assets. Such manipulation could cause investors in crypto assets to lose money, possibly the entire value of their investments. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto may have little or no recourse should such theft, fraud or manipulation occur.

It is possible that other blockchains will emerge that are similarly designed to support the development, deployment, and operation of smart contracts. These alternative blockchains have in the past and may in the future seek to compete with Bitcoin and the Ethereum Network by offering faster transaction processing and/or lower fees. The market demand for these alternative blockchains may reduce the market demand for ether which would adversely impact the price of Bitcoin and ether, and as a result, an investment in the Fund.

The Ethereum blockchain has at times experienced material network congestion, high transaction fees and other scalability challenges. Although the Ethereum Foundation has proposed various updates to the Ethereum blockchains protocol to address these challenges, to date they have been primarily addressed by sol-called "layer 2" solutions. Layer 2 networks generally require users to "lock" ether into the layer 2 network in order to benefit from their efficiencies, thereby making the locked ether unavailable to transfer on the underlying blockchain or within other layer 2 networks. While these solutions have, in the past, reduced fees and increased transaction times, they result in the actions of development teams whose interests may not be aligned with that of the greater Ethereum community. Further, there is no guarantee that these layer 2 solutions will continue to be effective or that users or and investors in public blockchains will not determine that blockchains without scalability issues or a reliance on layer 2 solutions are preferable. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that a layer 2 solutions, if not implemented correctly, would compromise the security or decentralization of the underlying blockchain network.

It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset's price than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin, and as a result, an investment in the Fund.

Bitcoin's use as an alternative payment system currently is, and is expected to continue to be, reliant on layer 2 networks that reduce transaction times and transaction fees otherwise applicable to transfers of bitcoin. There is no guarantee that these solutions will continue to be available or that they will adequately reduce transaction times and fees to a degree comparable to other public blockchains that serve as alternative payment systems. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that a layer 2 solutions if not implemented correctly would compromise the security or decentralization of the underlying blockchain network.

Transactions in Bitcoin that are executed “off the chain” (that is, transactions that are fully executed on the Bitcoin blockchain) may offer less transparency than transactions fully executed on the Bitcoin blockchain and may be more vulnerable to fraud.

Regulation as a Commodity Pool Operator. The Macro Strategies Fund, the Commodities Strategy Fund and the Market Trend Fund (and each of those Funds' respective Subsidiary) are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Macro Strategies Fund, the Commodities Strategy Fund, the Market Trend Fund, and each Fund’s respective Subsidiary, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.
Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Securities. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, and the NASDAQ PHLX.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option.

While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund's Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risks. When the Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-

hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Fixed Income/Debt/Bond Securities
Yields on fixed income securities, which the Fund defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities of issuers with lower credit quality have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities of issuers with higher credit quality.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances
The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper
The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes
The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

Insured Bank Obligations
The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.

High Yield Securities
The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk investments. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities. High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These bonds are typically sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less-developed countries.

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations
In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

Bonds and Notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in Investment Companies that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations
These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities ("TIPS"). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index ("CPI"). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Issues
These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities
Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Foreign Securities
The Fund may invest in securities of foreign issuers and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

Emerging Markets Securities. The Fund may purchase securities of emerging market issuers and ETFs and other closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Illiquid and Restricted Securities
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

Under guidelines adopted by the Board, the Adviser of the Fund may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Fund's Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Repurchase Agreements
The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued, Forward Commitments and Delayed Settlements
The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Fund's Adviser to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Lending Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund, measured after the borrowing occurs.

Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

Wholly-Owned Subsidiary
The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest through underlying commodity pools, swap contracts, structured notes, commodity and financial futures and option contracts, as well as equity and fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary.

The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this SAI. The Fund, as the sole shareholder of the relevant Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Cybersecurity and Operational Risk

With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect a Fund or its shareholders. A Fund and its shareholders could be negatively impacted as a result.

INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
1.Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.
2.Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
3.Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5.Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.
6.Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
7.Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.
1.Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any Fund assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. Each Fund will not pledge more than one-third of its assets at any one time.
2.Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts and other permitted investment techniques.
3.Illiquid Investments. The Fund will not hold 15% or more of their respective net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

If a restriction on a Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings, if any, shall be maintained in the manner contemplated by applicable law.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).

The Fund is required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of their complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund has an ongoing arrangement to release portfolio holdings to various rating agencies that regularly analyze the portfolio holdings of mutual funds and investment advisers in order to monitor and report on various attributes. Such ratings agencies include Lipper, Morningstar, Standard & Poors, Thomson Reuters, Bloomberg and Vickers. Portfolio holdings will be supplied to these agencies no more frequently than quarterly and approximately 15 days after the end of each quarter.

Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Sub-Advisers, the Administrator and the Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Sub-Advisers, the Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Fund discloses portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Funds. The Fund also discloses its portfolio holdings to Morningstar for the purposes of portfolio analytical reports. The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund's Adviser will publish a schedule of the Fund's 10 largest portfolio holdings on a quarterly basis approximately 10 days after the end of each quarter.  The Fund’s fiscal quarters end on the last day of March, June, September and December.  The schedule shall be published on the Adviser's website at www.LoCorrFunds.com.  This information will remain on the website until new information for the next quarter is posted.  This information is also available by calling toll-free 1-855-523-8637.

The Fund, the Adviser, the Sub-Advisers, the Administrator and the Custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below)

(iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, Sub-Advisers, or any affiliated person of the Fund or the Adviser or Sub-Advisers. Additionally, the Adviser and Sub-Advisers, and any affiliated persons of the Adviser or Sub-Advisers, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Fund’s portfolio holdings.

Information privately disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Sub-Advisers, Administrator and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of non-public information about the Funds’ portfolio holding and the duty not to trade on the non-public information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws, which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the governing documents of the Trust, the Board shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Kevin M. Kinzie, who has served as the Chairman of the Board and President since the Trust was organized in 2011. Mr. Kinzie is an "interested person" as defined in the 1940 Act by virtue of his indirect controlling interest in and his status as an officer of LoCorr Fund Management, LLC (the Trust’s investment adviser). The Board of Trustees is comprised of Mr. Kinzie and four other Trustees, three of whom are not an interested person ("Independent Trustees"). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. The Trust does not have a Nominating Committee, but the Audit Committee performs the duties of a nominating committee when and if necessary. The Audit Committee will not consider nominees recommended by shareholders, except as required under the 1940 Act and rules thereunder. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman/President together with the Audit Committee (with an independent chairman), and, as an entity, the full Board of

Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder because of the Board's collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from Brian Hull, the Trust’s Chief Compliance Officer. The Chief Compliance Officer reports at quarterly Board meetings and on an ad hoc basis, when and if necessary. The Audit Committee, which has an independent chairman, considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Kevin M. Kinzie has more than 25 years of experience in the financial services field, including experience as President and Chief Executive Officer of a FINRA-registered broker/dealer, President and Chief Executive Officer of a financial services marketing firm and as founder of a loan sourcing network serving a group of bank lenders. Mr. Kinzie also holds a Bachelor of Science degree in business and marketing from the University of Colorado. Mr. Kinzie’s background in financial services management and his leadership skills as a financial executive bring practical knowledge to Board discussions regarding the operations of the Funds and the Trust.

Mr. Jon C. Essen has more than 25 years of experience in the financial services field, including experience as Senior Vice President and Chief Operating Officer of a FINRA-registered broker/dealer, Chief Operating Officer of a commercial finance enterprise, Chief Financial Officer of an investment adviser and Treasurer of two mutual fund complexes. Mr. Essen holds a Bachelor of Science degree in business administration from Mankato State University and holds the Certified Public Accountant (inactive) designation. Mr. Essen's background in investment management and accounting, his leadership skills as a chief financial officer, and his experience with other mutual funds bring context and insight to Board discussions and decision-making regarding the Trust's operations and dialogue with the Fund's auditors.

Mr. Mark A. Thompson has more than 30 years of experience in investment management, including co-founding Riverbridge Partners, LLC ("Riverbridge"), an investment management firm. At Riverbridge, Mr. Thompson chairs the Executive Committee, which is responsible for the strategic decision making and overall management of the firm. Mr. Thompson also serves as Chief Investment Officer of Riverbridge, and he is responsible for coordinating the efforts of the firm’s investment team and overall portfolio compliance. Mr. Thompson holds a Bachelor’s degree in finance from the University Of Minnesota Carlson School Of Management and is a member of the CFA Institute and the CFA Society of Minnesota.

Mr. Ronald A. Tschetter has more than 30 years of experience in the financial services field, including experience as President of a FINRA-registered broker/dealer and has several years of experience in financial matters based on his service to non-profit organizations. Mr. Tschetter holds a Bachelor’s degree in psychology and social studies from Bethel University. Additionally, Mr. Tschetter served as the Director of the U.S. Peace Corps.

Mr. Dan T. O’Lear has more than 26 years of experience in investment management, including experience serving in several roles at Franklin Templeton Investments and Franklin Templeton Distributors, Inc. At Franklin Templeton Investments, Mr. O’Lear was responsible for investment solutions for retail investors throughout the United States. His role included maintaining relationships with senior management executives at all major clients to negotiate selling agreements between Franklin Templeton Investments and the broker dealer community, as well as liaising with internal leadership of product development, marketing, investment management, legal and compliance, operations and transfer agency. For over ten years, he presented to three independent Franklin Templeton fund boards on share class trends, mutual fund/asset class flows, revenue sharing, distribution strategies, and regulatory issues/proposals on a quarterly basis. Mr. O’Lear currently holds FINRA Series 7 and 24 licenses.

Mr. Jeff E. Place has over 39 years of experience in the financial services field, including experience as Senior Vice President and Head of Sales for Ivy Funds, Managing Director of U.S. Retail Sales for AllianceBernstein, and Senior Vice President and Head of Sales & National Accounts for WM Funds. As a Senior Distribution Executive, Mr. Place worked very closely with all facets of the broader asset management business including: finance, legal compliance, operations/technology, marketing, fund boards, sub-advisors, offshore funds and closed-end funds. In his role as a former senior executive Mr. Place held FINRA Series 7, 24 and 51 licenses.

Ms. Catie B. Tobin has over 40 years in the financial services field, including banking, credit cards, investments, retail brokerage, wealth management as well as clearing and custody services with RBC Wealth Management, Wells Fargo Advisors and Citicorp. Ms. Tobin was previously active in the Securities Industry and Financial Markets Association (SIFMA), served as a member of the industry’s Public Trust and Confidence Committee, Chaired the Investor Education Committee and represented her firm on many industry-related committees and task forces. Ms. Tobin has a strong understanding of broker dealer and registered investment advisor operations, including all stages of the product development process from launch, marketing, profitability, IT, compliance oversight and risk management. Ms. Tobin has solid knowledge of the industry’s different distribution strategies and how to successfully introduce products and services through advisor led business channels. Ms. Tobin previously held FINRA Series 7, 8, 24, 31 and 53 licenses.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331.

Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Mark A. Thompson Year of Birth: 1959	Trustee/December 2011 to present	Chairman and Chief Manager, Riverbridge Partners, LLC (investment management), 1987 to present.	6	None
Ronald A. Tschetter Year of Birth: 1941	Trustee/January 2011 to present	Mr. Tschetter is presently retired from his principal occupation; Director of the U.S. Peace Corps, September 2006 to January 2009.	6	None
Dan T. O'Lear Year of Birth: 1961	Trustee/January 2023 to present	Mr. O'Lear is presently retired (since 2021); President, Franklin Templeton Distributors, 2018-2021; Head of Retail Distribution, Franklin Templeton Distributors, 2014-2018.	6	None
Jeff E. Place Year of Birth: 1953	Trustee/January 2023 to present	Mr. Place is presently retired (since 2016) from his principal occupation as a distribution fund executive.	6	None
Catie B. Tobin Year of Birth: 1958	Trustee/January 2023 to present	Ms. Tobin is presently retired (since 2021); Senior Vice President, Director, Field Development & Effectiveness, Wells Fargo Advisors, 2017-2021.	6	None
* The term of office for each Trustee listed above will continue indefinitely.
** The term "Fund Complex" refers to the LoCorr Investment Trust.

Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Jon C. Essen[1] Year of Birth: 1963	Treasurer, Secretary, Chief Financial Officer/ January 2011 to present; Trustee/November, 2010 to present	LoCorr Fund Management, LLC: Chief Operating Officer (2010-2016), Chief Compliance Officer (2010-2017); LoCorr Distributors, LLC (broker/dealer): Principal, Chief Financial Officer, and Registered Representative (2008 to present), Chief Compliance Officer (2008-2017). Chief Financial Officer and Principal of Steben & Company, LLC, 2020 to present.	6	None
Kevin M. Kinzie[2] Year of Birth: 1956	President, Trustee/ January 2011 to present	Chief Executive Officer of LoCorr Fund Management, LLC, November 2010 to present; President and Chief Executive Officer of LoCorr Distributors, LLC (broker/dealer), March 2002 to present. President and CEO of Steben & Company, LLC, 2019 to present.	6	None
Brian Hull[3] Year of Birth: 1968	Chief Compliance Officer, November 2019 to present	Steben & Company, Inc. (broker/dealer): Chief Compliance Officer 2002-2007 and 2012 to Present; Financial & Operations Principal (FINOP) 2002-Present; Registered Representative 2002-Present.	6	None
*The term of office for each Trustee listed above will continue indefinitely.
**The term "Fund Complex" refers to the LoCorr Investment Trust.
1Mr. Essen is an interested Trustee because he is an officer of the Fund's Adviser.
2Mr. Kinzie is an interested Trustee because he is an officer and indirect controlling interest holder of the Fund's Adviser.
3Mr. Hull is an interested Officer because he is an officer of the Funds’ Adviser.

Board Committees
Audit Committee. The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the Trust’s most recent fiscal year, the Audit Committee met two times.

Compensation
Each Trustee who is not affiliated with the Trust or Adviser receives an annual fee of $80,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. Prior to January 1, 2023, each Trustee received an annual fee of $60,000 as well as reimbursement for any reasonable expenses incurred attending the meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust for the fiscal year ended December 31, 2024. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation From the Funds[1]					Total Compensation From Trust and Fund Complex[2] Paid to Trustees
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Opportunity Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen (Interested Trustee)	$0	$0	$0	$0	$0	$0
Kevin M. Kinzie (Interested Trustee)	$0	$0	$0	$0	$0	$0
Mark A. Thompson (Independent Trustee)	$34,570	$20,127	$681	$1,669	$7,953	$65,000
Ronald A. Tschetter (Independent Trustee)	$34,570	$20,127	$681	$1,669	$7,953	$65,000
Dan T. O'Lear (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
Jeff E. Place (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
Catie B. Tobin (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
1Compensation is the amount received for services as a trustee, and would include retainers, salaries, bonuses, fees for meeting attendance and fees for service as a committee chair.
2Fund Complex refers to the LoCorr Investment Trust, which consists of five Funds.
3Mr. O'Lear, Mr. Place and Ms. Tobin began serving as Independent Trustees of the Trust effective January 20, 2023.

Trustee Ownership
The following table indicates the dollar range of equity securities that each Trustee beneficially owned in each Fund as of December 31, 2024.

Amount Invested Key:

A.$0
B.$1-$10,000
C.$10,001-$50,000
D.$50,001-$100,000
E.Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds					Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Opportunity Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen	E.	C.	C.	D.	C.	E.
Kevin M. Kinzie	E.	D.	D.	E.	E.	E.
Mark A. Thompson	E.	E.	E.	A.	A.	E.
Ronald A. Tschetter	E.	A.	A.	A.	A.	E.
Dan T. O'Lear[1]	A.	A.	A.	A.	A.	A.
Jeff E. Place[1]	A.	A.	A.	A.	A.	A.
Catie B. Tobin[1]	A.	A.	A.	A.	A.	A.
1 Mr. O'Lear, Mr. Place and Ms. Tobin began serving as Independent Trustees of the Trust effective January 20, 2023.

As of December 31, 2023, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. Kevin M. Kinzie may be deemed to control the Fund indirectly because of his controlling interest in the parent company of the Adviser. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. As of the date of this SAI, no shareholder owned more than 5% of any class of shares of the Fund.

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser
LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331, serves as investment adviser to the Funds. The Adviser was established in 2010 for the purpose of advising the Funds within the Trust and has no other clients. Kevin M. Kinzie is deemed to indirectly control the Adviser by virtue of his ownership of more than 25% of the Adviser's parent company's membership interests. Jon C. Essen is an affiliated person of the Trust because he is a Trustee and officer. Mr. Essen is also an affiliated person of the Adviser because he is an officer of the Adviser. Kevin M. Kinzie is an affiliated person of the Trust because he is a Trustee and officer and because he indirectly controls the Funds through his control of the Adviser, which in turn controls the Funds. Mr. Kinzie is also an affiliated person of the Adviser because he is an officer of the Adviser and indirectly controls the Adviser. Subject to the supervision and direction of the Trustees, the Adviser manages the Funds’ securities and investments in accordance with the Funds’ stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Funds. The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds and the Adviser.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds, including through sub-advisers, in accordance with applicable law and the investment objective, policies and restrictions set forth in each Funds’ current Prospectus and this SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees.

The Trust has a Management Agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
Managed Futures ETF	[ ]%

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of offering and organizational costs incurred prior to the commencement of operations, at least until April 30, 2025, such that net annual fund operating expenses of the Funds do not exceed 1.99% of the daily average net assets attributable to the Hedged Core Fund. Waiver/reimbursement is subject to possible recoupment from a Fund within the three years following the date on which the expenses occurred, if the Fund is able to make the repayment without exceeding its current limitations and the repayment is approved by the Board of Trustees. No reimbursement amount will be paid to the Adviser in any quarter unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase their performance.

Expenses not expressly assumed by the Adviser under the Management Agreement are paid by the Funds. Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of Trustees and officers of the Fund who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

The Management Agreement will continue in effect with respect to each Fund for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Management Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

Investment Sub-Advisers

The Adviser has engaged [ ] (“[ ]”) located at [ ], to serve as a sub-adviser to the Fund. As of June 30, 2024, [ ] has $[ ] in assets under management.

Each Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the respective Fund, in accordance with that Fund's objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement. The Adviser, not the Funds, will pay each Sub-Adviser, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the respective Fund's average daily net assets or on the portion thereof managed by the sub-adviser.

The Sub-Advisory Agreements continue in effect for two (2) years initially and then from year to year, provided they are approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreements or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreements may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of an "assignment" (as that term is defined in the 1940 Act).

Codes of Ethics

The Trust, the Adviser, the Sub-Advisers and the Distributor have adopted respective codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under these codes of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rules and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

Proxy Voting Policies
The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser or its designee on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's and each Sub-Adviser's Proxy Voting Policies are attached hereto as Appendix A.

More information. Information regarding how the Funds voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-855-523-8637; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-855-523-8637 and will be sent within 3 business days of receipt of a request.

DISTRIBUTION OF SHARES

Pursuant to a distribution agreement (the “Distribution Agreement”), Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle Street, Suite 301, Portland, ME 04101, serves as the principal underwriter (the "Underwriter" or the "Distributor)" for the shares of the Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.
The Distribution Agreement shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.
The Distribution Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Funds. The Distribution Agreement will automatically terminate in the event of its assignment.
The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds. The Distributor receives the portion of the sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. The Distributor retains the contingent deferred sales charge on redemptions of shares of the Funds that are subject to a contingent deferred sales charge and passes the contingent deferred sales charge to the Adviser.

Rule 12b-1 Plan
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b‑1 Plan") on behalf of the Class A and Class C shares of the Funds. Under the Rule 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and shareholder services for Class A shares at an annual rate of 0.25% of a Fund’s average daily net assets, and for the Class C shares at an annual rate of 1.00% of a Fund’s average daily net assets. The fees for the Class C shares represent a 0.75% Rule 12b-1 distribution fee and a 0.25% shareholder servicing fee. The Rule 12b-1 distribution fee and shareholder servicing fees are discussed in greater detail below. The Rule 12b-1 Plan provides that Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services. Class I shares do not participate in the Rule 12b-1 Plan. The Funds may pay distribution and shareholder servicing fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Distributor or other entities also receive the contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Rule 12b-1 Plan.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective non-interested Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

As noted above, the Rule 12b-1 Plan provides for the ability to use assets attributable to Class A and Class C shares of the Funds to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services). The payments made by a Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from a Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Rule 12b-1 Plan, a Fund may, from time to time, make payments under the Rule 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, a Fund may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to a Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Rule 12b-1 distribution fee to pay one or more supermarket sponsors a negotiated fee for distributing a Fund’s shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Rule 12b-1 Fees

Distribution Fee

The Distributor may use the Rule 12b-1 distribution fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A or Class C Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Class A or Class C Fund shareholders, the printing and mailing of sales literature pertaining to the Class A or Class C shares of the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

Shareholder Servicing Fee

Under the Rule 12b-1 Plan, the Funds pay the Distributor an amount not to exceed 0.25% of the Funds’ average daily net assets attributable to Class C shares for providing or arranging for shareholder support services provided to individuals and plans holding Class C shares. Class A shares and Class I shares are not subject to a shareholder servicing fee. The shareholder servicing fees may be used to pay the Adviser and/or various shareholder servicing agents that perform shareholder servicing functions and maintenance of Class C shareholder accounts. These services may also include the payment to financial intermediaries (including those that sponsor mutual fund supermarkets) and other service providers to obtain shareholder services and maintenance of shareholder accounts (including such services provided by broker-dealers that maintain all individual shareholder account records of, and provide shareholder servicing to, their customers who invest in the Class C shares of the Funds through a single “omnibus” account of the broker-dealer). Under the Rule 12b-1 Plan, shareholder servicing fee payments to the Distributor are calculated and paid at least annually.

To the extent these asset-based fees and other payments to these financial intermediaries for shareholder servicing and account maintenance they provide to the Class C shares of the Funds exceed the shareholder servicing fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Funds may participate in various “fund supermarkets.” The Funds pay the supermarket sponsor a negotiated fee for continuing services, including, without limitation, for maintaining shareholder account records and providing shareholder servicing to their brokerage customers who are shareholders of the Funds. If the supermarket sponsor’s shareholder servicing fees exceed the shareholder servicing fees available from the Funds, then the balance is paid from the resources of the Adviser.

PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by the Portfolio Managers in addition to those of the Funds and assets under management in those accounts as of December 31, 2023:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC
Jon Essen	$0	0	$0	0	$0	$0
LoCorr Fund Management, LLC
Sean Katof	$0	0	$1	$151.7 million	$0	$0

Portion of Total Other Accounts Managed Subject to Performance Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC
Jon Essen	$0	0	$0	0	$0	$0
LoCorr Fund Management, LLC
Sean Katof	$0	0	$1	316,742	$0	$0

Conflicts of Interest

As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or Sub-Advisers may receive fees from certain accounts that are higher than the fee received from the Fund, or any of them may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser and Sub-Advisers have adopted policies and procedures designed to address these potential material conflicts.  For instance, the Adviser and Sub-Advisers utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

Compensation of the Portfolio Managers

As compensation, the Adviser portfolio managers receive a salary and discretionary bonus.

Ownership
As of the date of this SAI, none of the portfolio managers owned shares of the Fund.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers, who are employees of the Adviser or Sub-Advisers. The Adviser and Sub-Advisers are authorized by the Trustees to allocate the orders placed on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser or Sub-Advisers for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser or Sub-Advisers may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser and Sub-Advisers will take into consideration execution capability and available liquidity; timing and size of particular orders; commission rates; responsiveness; trading experience; reputation, and integrity and fairness in resolving disputes. "Best execution" means the best overall qualitative execution, not necessarily the lowest possible commission cost. The Adviser and Sub-Advisers will obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will periodically evaluate the overall reasonableness of brokerage commissions paid on client transactions by reference to such data. The Adviser and Sub-Advisers periodically review the past performance of the exchange members, brokers or dealers with whom they have been placing orders to execute Fund transactions in light of the factors discussed above.

Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Advisers determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser or Sub-Advisers may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Advisers exercise investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

PORTFOLIO TURNOVER

The Fund’s portfolio turnover rates are calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent
The Fund Administrator, Fund Accountant and Transfer Agent for the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.

Pursuant to a Fund Administration Servicing Agreement, Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement (each an "Agreement" and together the "Agreements") with the Funds, Fund Services provides administrative, accounting and transfer agent services to the Funds, subject to the supervision of the Board.

Each Agreement was initially approved by the Board with respect to each Fund. Each Agreement shall remain in effect for 3 years from the date of its initial approval, and is subject to renewal thereafter. Each Agreement is terminable by the Board or Fund Services on 90 days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreements provide that Fund Services shall not be liable to the Trust except for liabilities resulting from its refusal or failure to comply with the terms of the Agreements, or its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.

Administration. Fund Services provides general Fund administrative management such as: acting as liaison among Fund service providers, coordinating the Trustee's communications, meeting agendas and resolutions, preparing appropriate schedules and assisting independent auditors, monitoring compliance with the Investment Company Act requirements, preparing and filing with the appropriate state securities authorities any and all required compliance filings relating to the qualification of the securities of the Funds, assisting Fund counsel in the annual update of the Prospectus and SAI and in preparation of proxy statements as needed, monitoring the Trust’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, providing financial data required by the Prospectus and SAI, and preparing and filing on a timely basis appropriate federal and state tax returns.

Fund Accounting. Fund Services provides general Fund accounting services, including: portfolio valuation and trade reporting, expense accrual and payment, computation of net asset value,

maintenance of ledgers and books and records, financial and tax reporting, as required by the 1940 Act, maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian or Adviser and reconciling sales and redemptions of shares of the Funds.

For the fund accounting services rendered to the Funds by Fund Services, the Funds pay a fund accounting fee based upon the number and type of Fund transactions and accounting-related out-of-pocket expenses.

Transfer Agent. U.S. Bancorp Fund Services, LLC, which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer, dividend disbursing, and shareholder servicing agent for the Funds.

Custodian. U.S. Bank, N.A., (the "Custodian") which has its principal office at 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian's responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser and Sub-Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's

Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and the Administrator have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Pricing of Shares
The net asset value ("NAV") of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. For a description of the methods used to determine the NAV, see "How Shares Are Priced" in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the overall oversight of the Board.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Creation Units
The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day.

A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.
Authorized Participants
To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Transaction Fees
A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.00)%
* As a percentage of the amount invested.
The Clearing Process
Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).
Foreign Securities
Because certain of the underlying portfolio securities in which the Fund invests may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.

Purchasing Creation Units
Portfolio Deposit
The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.
On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Custom Orders and Cash-in-lieu
The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”

Purchase Orders
To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.
Timing of Submission of Purchase Orders
An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).
Orders Using the Clearing Process
If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.
Orders Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.
Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.
Acceptance of Purchase Order
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. A Fund’s determination shall be final and binding.
A Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+3.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+3, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.
While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.
Cash Purchase Method
When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.
Redeeming a Creation Unit
Redemption Basket
The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.
If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Custom Redemptions and Cash-in-lieu
A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. A Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”
Redemption Requests
To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.
An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.
Timing of Submission of Redemption Requests
An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.

Requests Using the Clearing Process
If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.
Requests Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.
Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).
Acceptance of Redemption Requests
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.
Delivery of Redemption Basket
Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.
Cash Redemption Method

When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.

Custom Baskets

Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Fund has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund’s policies and procedures.

TAX STATUS

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Sub-Chapter M of the Internal Revenue Code would cause a Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders. The Fund may invest in companies that pay "qualifying dividends." Investors in the Fund may benefit from the tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Funds.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.
For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds' securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Funds' hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Funds' book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Funds' remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds' book income is less than taxable income, the Funds could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

Foreign Taxation
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds' total assets at the close of its taxable year consists of securities of foreign corporations, the Funds may be able to elect to "pass through" to its shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will "pass through" for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Funds’ income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Funds. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Passive Foreign Investment Companies

Investment by the Funds in certain "passive foreign investment companies" ("PFICs") could subject the Funds to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case a Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Funds also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do

so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

Foreign Currency Transactions

A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Funds may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Tax Distribution: The Funds’ distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Funds, may be subject to federal income tax payable by shareholders. All income realized by the Funds including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Funds’ Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Federal Withholding: The Funds are required by federal law to withhold at a rate set under Section 3406 of the Code for U.S. residents of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding. Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] located at [ ] serves as the Fund’s independent registered public accounting firm providing services including the audit of annual financial statements, and assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as the Trust's legal counsel.

FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the Fund’s future Semi-Annual Reports and Annual Reports without charge by calling the Fund at 1-855-523-8637 or by visiting www.LoCorrFunds.com.

APPENDIX A

PROXY VOTING GUIDELINES FOR

LoCorr Fund Management, LLC
Proxy Voting Policy and Procedures

The Adviser will vote proxies on behalf of its individual clients. In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).
Voting Proxies
1.All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Operations Unit.
2.The Operations Unit will generally adhere to the following procedures (subject to limited exception):
(a)A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;
(b)The Operations Unit will determine which of the Adviser holds the security to which the proxy relates;
(c)Prior to voting any proxies, the Operations Unit will determine if there are any conflicts of interest related to the proxy in question in accordance with the     general guidelines set forth below. If a conflict is identified, the Operations Unit will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.
(d)If no material conflict is identified pursuant to these procedures, the Operations Unit will vote the proxy in accordance with the guidelines set forth below. The Operations Unit will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.
Conflicts of Interest
1.As stated above, in evaluating how to vote a proxy, the Operations Unit will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and its Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.
2.If a conflict is identified and deemed "material" by the Operations Unit, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).
3.With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients and give such clients the opportunity to vote the proxies in question themselves. However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:
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(a)Give the ERISA client the opportunity to vote the proxies in question themselves; or
(b)Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).
Proxy Voting Guidelines
In order to fulfill its responsibilities under the Act, LoCorr Fund Management, LLC (hereinafter "we" or "our") has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.
KEY OBJECTIVES
The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.
Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:
Accountability. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.
Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.
Transparency. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.
DECISION METHODS
We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.
No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.
In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.
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SUMMARY OF PROXY VOTING GUIDELINES
Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value. We will generally vote in favor of non-incumbent independent directors.
The election of a company's board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.
Approval of Independent Auditors
We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.
We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.
Equity-based compensation plans
We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.
We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:
1.Requiring senior executives to hold stock in a company.
2.Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.
Corporate Structure

We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.
Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's By-Laws by a simple majority vote.

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We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans
While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value. Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.
Disclosure of Procedures
A summary of above these proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated. Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.
Record-keeping Requirements
The Operations Unit will be responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:
1.Copies of these proxy voting policies and procedures, and any amendments thereto;
2.A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;
3.A record of each vote that the Adviser casts;
4.A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and
5.A copy of each written request for information on how the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

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LoCorr Portable Alpha ETF

Ticker Symbol: [ ]
Primary Listing Exchange for the Fund: [ ]
PROSPECTUS
[...], 2025

Advised by: LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331

www.LoCorrFunds.com	1-855-LCFUNDS
1-855-523-8637

This Prospectus provides important information about the Fund that you should know before investing. Please read it carefully and keep it for future reference.

These securities have not been approved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission nor has the Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LOCORR PORTABLE ALPHA ETF SUMMARY
Investment Objectives: The Fund's primary investment objective is capital appreciation.
Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None
Redemption Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	[ ]%
Distribution and/or Service (12b-1) Fees	0.00%
Total Annual Fund Operating Expenses	[ ]%
Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and reflects the expense limitation or recoupment in the first year only. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

1 Year	3 Years
$[ ]	$[ ]
Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.
Principal Investment Strategies: The Fund seeks to achieve its investment objectives by allocating its assets using three principal strategies:
•    “Managed Futures” Strategy
•    “Equity” Strategy
•    “Fixed Income” Strategy
Managed Futures Strategy
The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies and Bitcoin and Ether
1

cryptoassets, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country. The Fund will only seek investment exposure to bitcoin and ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). The Fund’s investment in bitcoin and ether futures will be limited, on an aggregate notional basis, to 5% of the Fund’s assets. The Fund does not invest directly in or hold Bitcoin or Ether.
The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. Through its Managed Futures strategy, the Fund will have exposure to underlying assets in the U.S. as well as foreign and emerging markets. The Fund defines emerging markets as those that are found in the MSCI Emerging Markets Index. The Subsidiary is subject to the same investment restrictions as the Fund.
The Fund’s Adviser primarily delegates management of the Fund’s Managed Futures strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Managed Futures strategy. From time to time, the Fund's investment exposure to its Managed Futures strategy may be more or less than 50% of the Fund's assets due to market movements. If the Fund's Managed Futures investment exposure is above or below the targeted 50% allocation by a specified threshold, the Adviser will seek to rebalance the Fund's portfolio, subject to market conditions.
Equity Strategy
The Equity strategy invests in domestic large cap common stocks of domestic issuers. The Fund’s Equity strategy seeks to target its equity exposure in a risk-managed and tax efficient manner. Buy and sell decisions are made based on two objectives 1) to provide exposure to the target benchmark with low predicted tracking error and 2) to provide tax management of the fund through tax loss harvesting or gain deferral so as to account for the taxes payable by shareholders in connection with distributions of investment income and net realized gains.
The Fund’s Adviser primarily delegates management of the Fund’s Equity strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Equity strategy.
Fixed Income Strategy
The Fund’s remaining assets will be invested in its Fixed Income strategy. The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in U.S. Treasury securities, money market funds and other cash equivalents., some or all of which will serve as collateral or margin for the Fund’s investments in futures contracts.
The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.
2

ADVISER’S INVESTMENT PROCESS
The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.
•Sub-Adviser Selection represents the result of a quantitative and qualitative review. The quantitative review of a sub-adviser chosen is based on, but not limited to, historical absolute performance, applicable benchmark relative performance, risk adjusted performance metrics, volatility, max drawdown size, length of the max drawdown, recovery from max drawdowns, correlation to traditional benchmarks, and interaction with existing managers. The qualitative review of a sub-adviser chosen is based on, but not limited to, trading expertise, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations, or it deviates from its traditional investment process with respect to changes in its investment strategy.
•Risk Management represents the ongoing attention to the total return performance of each sub-adviser's investment strategy as well as the interaction or correlation of those returns in comparison to expectations and historical results. Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios. The Adviser monitors daily performance, investment positioning, and risk (as measured by VaR, in connection with SEC Rule 18f-4 and other risk metrics).
The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the U.S. Securities Exchange Commission (the "SEC") that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.
SUB-ADVISER INVESTMENT PROCESS
[ ]
Principal Investment Risks: As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund’s net asset value and performance.
The following risks apply to the Fund’s direct investments in securities and derivatives. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears. It is important to read the provided risk disclosures in their entirety.
oCommodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
oCredit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
oCryptoasset Risk: The market for bitcoin and ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin and ether futures market has grown substantially since bitcoin and ether futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin and ether futures
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contracts is based on a number of factors, including the supply of and the demand for bitcoin and ether futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin and ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the "spot" price of bitcoin and ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of bitcoin and ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases bitcoin and ether futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of bitcoin and ether futures contracts and bitcoin and ether, respectively, may differ and may not be correlated with each other, over short or long periods of time. While the performance of cryptoasset futures contracts, in general, has historically been highly correlated to the performance of spot cryptoasset, there can be no guarantee that this will continue. The performance of the Fund's cryptoasset futures contracts should not be expected to match the performance of spot cryptoassets. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, rather than fundamental analysis.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol.
Bitcoin and ether are not widely accepted forms of payment. The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run.
oDerivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Futures positions held by the Fund may incur significant losses caused by unanticipated market movements and such losses may be unlimited. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•Futures and Forwards Risk. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or an Underlying Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or Underlying Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund or Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so.
•Options Risk. There are risks associated with the sale and purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Because option premiums
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paid by the Fund indirectly through Underlying Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. Purchased put options may decline in value due to changes in value of the underlying reference asset.
oEquity Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.
oETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
oNot Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
oTrading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may be a significantly diminished trading market for the Fund’s shares. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind. This could lead to differences between market price and underlying value of shares.
oMarket Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
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The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
oForeign Currency Risk: Currency trading risks include market risk, credit risk and country risk. Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short. Credit risk results because a currency-trade counterparty may default. Country risk arises because a government may interfere with transactions in its currency.
oForeign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
oFixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.
oInterest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.
oIssuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
oLiquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
oManagement Risk: The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.
oMarket Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political and social events affect the securities markets. Global
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economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
oPortfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
oRestricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Fund may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities. Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.
oWholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of the Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.
Adviser: LoCorr Fund Management, LLC
Portfolio Managers: Jon C. Essen, Chief Financial Officer of the Adviser, Sean Katof, Chief Investment Officer of the Adviser and Curt LaChappelle, have each served the Fund as a portfolio manager since it commenced operations in 2026.
Sub-Adviser: [ ]
Portfolio Managers: [ ], and [ ], have each served the Fund as portfolio managers since its inception in 2026.
Purchase and Sale of Fund Shares: The Fund will issue and redeem Shares at net asset value per Share (“NAV”) only in large blocks of 10,000 Shares (each block of Shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual Shares may only
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be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the Shares are not redeemable securities of the Fund.
Shares of the Fund are listed for trading on [ ] (the “Exchange”) and trade at market prices rather than NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV.
Tax Information: Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.
Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RELATED RISKS
Investment Objectives:

LoCorr Portable Alpha ETF	The Fund's primary investment objective is capital appreciation.
The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees (the “Board of Trustees” or the “Board”) upon 60 days’ written notice to shareholders.
Principal Investment Strategies:
The Fund seeks to achieve its investment objectives by allocating its assets using three principal strategies:
•“Managed Futures” Strategy
•“Equity” Strategy
•“Fixed Income” Strategy
Managed Futures Strategy
The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies and Bitcoin and Ether cryptoassets, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products. These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons. Managed Futures strategy investments will be made without restriction as to country. The Fund will only seek investment exposure to bitcoin and ether through investment in cash-settled futures contracts that trade on the Chicago Mercantile Exchange (CME). The Fund’s investment in bitcoin and ether futures will be limited, on an aggregate notional basis, to 5% of the Fund’s assets. The Fund does not invest directly in or hold Bitcoin or Ether.
The Fund will execute its Managed Futures strategy primarily by directly investing by the Fund or by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”). The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions. Through its Managed Futures strategy, the Fund will have exposure to underlying assets in the U.S. as well as foreign and emerging markets. The Fund defines emerging markets as those that are found in the MSCI Emerging Markets Index. The Subsidiary is subject to the same investment restrictions as the Fund.
The Fund’s Adviser primarily delegates management of the Fund’s Managed Futures strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Managed Futures strategy. From time to time, the Fund's investment exposure to its Managed Futures strategy may be more or less than 50% of the Fund's assets due to market movements. If the Fund's Managed Futures investment exposure is above or below the targeted 50% allocation by a specified threshold, the Adviser will seek to rebalance the Fund's portfolio, subject to market conditions.
Equity Strategy
The Equity strategy invests in domestic large cap common stocks of domestic issuers. The Fund’s Equity strategy seeks to target its equity exposure in a risk-managed and tax efficient manner. Buy and sell
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decisions are made based on two objectives 1) to provide exposure to the target benchmark with low predicted tracking error and 2) to provide tax management of the fund through tax loss harvesting or gain deferral so as to account for the taxes payable by shareholders in connection with distributions of investment income and net realized gains.
The Fund’s Adviser primarily delegates management of the Fund’s Equity strategy to one or more sub-advisers. The Fund’s Adviser expects that approximately 50% of the Fund’s investment exposure will be allocated to the Equity strategy.
Fixed Income Strategy
The Fund’s remaining assets will be invested in its Fixed Income strategy. The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in U.S. Treasury securities, money market funds and other cash equivalents., some or all of which will serve as collateral or margin for the Fund’s investments in futures contracts.
The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval. Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.
Additional Information
The Fund may invest in short-term investment grade fixed income securities and money market funds for cash management purposes. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.
The Adviser and the Fund were granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with the Board’s approval, to enter into or amend sub-advisory agreements without obtaining shareholder approval. The order eliminates the need for a shareholder meeting to approve sub-advisors. Shareholders will be notified if a new sub-adviser is employed by the Adviser.
ADVISER’S INVESTMENT PROCESS
•Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology. Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns. The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process with respect to changes in its investment strategy.
•Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds. Using this risk management process, the Adviser believes each Fund, over time, will not be highly correlated to the equity or commodities markets, as applicable, and will provide the potential for reducing volatility in investors’ portfolios.
The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.
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SUB-ADVISER INVESTMENT PROCESS
[ ]
Principal Investment Risks:
The following risks apply to the Fund’s direct investments in securities. Each risk summarized below is considered a principal risk of investing in the Fund, regardless of the order in which it appears.
oCommodity Risk: Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.
oCredit Risk: There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund. In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.
oCryptoasset Risk: The market for bitcoin and ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin and ether futures market has grown substantially since bitcoin and ether futures commenced trading, there can be no assurance that this growth will continue. The price for bitcoin and ether futures contracts is based on a number of factors, including the supply of and the demand for bitcoin and ether futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for bitcoin and ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the "spot" price of bitcoin and ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of bitcoin and ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases bitcoin and ether futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of bitcoin and ether futures contracts and bitcoin and ether, respectively, may differ and may not be correlated with each other, over short or long periods of time. While the performance of cryptoasset futures contracts, in general, has historically been highly correlated to the performance of spot cryptoasset, there can be no guarantee that this will continue. The performance of the Fund's cryptoasset futures contracts should not be expected to match the performance of spot cryptoassets. The value of ether and bitcoin has been, and may continue to be, substantially dependent on speculation, rather than fundamental analysis.
Bitcoin and ether are both digital assets. The ownership and operation of both bitcoin and ether are determined by participants in online, peer-to-peer networks - the Bitcoin Network and the Ethereum Network, respectively. These networks connect computers running open-source software that follows the rules and procedures governing each network’s protocol.
Bitcoin and ether are not widely accepted forms of payment. The value of both bitcoin and ether is not backed by any government, corporation, or other identified body. Instead, their values are determined by the supply and demand in markets created to facilitate their trading. Ownership and transaction records for bitcoin and ether are protected through public-key cryptography. The supply of bitcoin and ether is determined by their respective protocols, and no single entity owns or operates either network. They are collectively maintained by decentralized groups of participants who run computer software that records and validates transactions (miners for bitcoin and validators for ether), developers who propose improvements to the protocols and the software that enforces them, and users who choose which version of the software to run.
oDerivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Short positions are subject to potentially unlimited liability. Futures positions held by the Fund may incur significant losses
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caused by unanticipated market movements and such losses may be unlimited. Purchased options may expire worthless. Over the counter derivatives, such as swaps, are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses.
•Futures and Forwards Risk. The primary risks associated with the use of forward and futures contracts, which may adversely affect the Fund’s net asset value (“NAV”) and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund or an Underlying Fund and the price of the forward or futures contract; (b) possible lack of a liquid secondary market for a forward or futures contract and the resulting inability to close a forward or futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund or Underlying Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements, and the Fund or Underlying Fund may have to sell securities at a time when it may be disadvantageous to do so.
•Options Risk. There are risks associated with the sale and purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Because option premiums paid by the Fund indirectly through Underlying Funds are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. Purchased put options may decline in value due to changes in value of the underlying reference asset.
oEquity Risk: The Fund will invest in equity securities, including common stock which is susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. While both represent proportional share ownership of a company, preferred stocks often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.
oETF Structure Risk: The Fund is structured as an ETF and as a result is subject to the special risks, including:
oNot Individually Redeemable: Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.
oTrading Issues: Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. To the extent that those authorized participants exit the business or are unable to process creation or redemption orders and no other authorized participants are able to step forward to do so, there may
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be a significantly diminished trading market for the Fund’s shares. Purchases and redemptions of creation units that are made primarily with cash, rather than through in-kind delivery of portfolio securities may cause the Fund to incur additional costs including brokerage costs and taxable capital gains or losses that the Fund may not have incurred if the Fund had made redemptions in-kind. This could lead to differences between market price and underlying value of shares.
oMarket Price Variance Risk: Individual Shares of the Fund that are listed for trading on the Exchange can be bought and sold in the secondary market at market prices. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares. There may be times when the market price and the NAV vary significantly and you may pay more than NAV when buying Shares on the secondary market, and you may receive less than NAV when you sell those Shares. The market price of Shares, like the price of any exchange-traded security, includes a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. In times of severe market disruption, the bid-ask spread often increases significantly. This means that Shares may trade at a discount to NAV and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares. The Fund’s investment results are measured based upon the daily NAV of the Fund over a period of time. Investors purchasing and selling Shares in the secondary market may not experience investment results consistent with those experienced by those creating and redeeming directly with the Fund.
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.
The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.
oForeign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad. Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless. The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value. A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of
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the currency will decline. The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.
oForeign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.
oFixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.
oInterest Rates and Bond Maturities Risk: Interest rate changes may adversely affect the market value of an investment. Fixed-income securities typically decline in value when interest rates rise. Fixed-income securities typically increase in value when interest rates decline. The Fund may experience adverse exposure from either increasing or declining rates. Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.
oIssuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.
oLiquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.
oManagement Risk: The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results. A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.
oMarket Risk: Overall securities market risks may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political and social events affect the securities markets. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken worldwide in response by governments. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
oPortfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.
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oWholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.
Non-Principal Investment Strategies and Related Risks
As a non-principal investment strategy, to reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies. These strategies attempt to mitigate potential losses in value in certain Fund holdings. The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, ETFs and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts. The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively. The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market. The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price. The Adviser may also combine long and short (written) put and call options in "spread" transactions that are designed to protect the Fund over a range of price changes. Short selling is also used to hedge against overall market or sector price declines. Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.
There is no assurance that the Fund will succeed in hedging the underlying portfolio holdings because the value of the hedging vehicle may not correlate perfectly with the underlying portfolio asset. The Adviser is not aware of any security or combination of securities that would provide a perfect hedge to the Fund's holdings. Each of the hedging strategies has inherent leverage risk that may tend to magnify the Fund's losses. Derivative contracts, such as futures, have leverage inherent in their terms because of low margin deposits normally required. Consequently, a relatively small price movement in the futures contract reference index may result in an immediate and substantial loss to the Fund. Over-the-counter instruments, such as swaps and certain purchased options, are subject to counterparty default risk and liquidity risk. Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money. The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument. The Fund's losses are potentially unlimited in a short position transaction. The Adviser covers hedging positions (buys back, sells or closes out positions) when it believes market price trends are no longer unfavorable or security-specific risks are acceptable or when a different hedging vehicle is more attractive.
Temporary Investments: To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its respective total assets, without limitation, in high-quality short-term debt securities and money market instruments. These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. Investing primarily in such instruments for temporary defensive purposes would be inconsistent with the Fund’s investment objective under normal circumstances. While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited. Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees. The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
Portfolio Holdings Disclosure: A description of the Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information (“SAI”). Shareholders
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may request portfolio holdings schedules at no charge by calling 1-855-523-8637. Quarterly portfolio holdings are also available on the Fund’s website at www.locorrfunds.com/literature.
MANAGEMENT
Investment Adviser
LoCorr Fund Management, LLC. LoCorr Fund Management, LLC, located at 687 Excelsior Boulevard, Excelsior, MN 55331, serves as investment adviser to the Fund. Subject to the authority of the Board, the Adviser is responsible for management of the Fund’s investment portfolio, including through the use of a sub-adviser(s). The Adviser is responsible for selecting the Fund’s sub-adviser(s) and assuring that investments are made according to the Fund’s investment objective, policies and restrictions. Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation and oversight of the sub-advisers. The Adviser was established in 2010 and has no clients other than the Funds in the Trust.
The Trust has a management agreement with the Adviser to furnish investment advisory services to the Fund. Pursuant to the management agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the average Daily Net Assets of the Fund
Portable Alpha ETF	[ ]%
Recoupment amounts may also include offering and organizational expenses incurred prior to the commencement of operations subject to recoupment within three years of the date of such reimbursement.
Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance. A discussion regarding the basis for the Board’s approval of the advisory agreement and subadvisory agreement with respect to the Fund will be in the semi-annual shareholder report dated June 30, 2026.
Investment Adviser Portfolio Managers:
Jon C. Essen, Chief Financial Officer. Mr. Essen has served as Chief Financial Officer of the Adviser since it was founded in November 2010. Mr. Essen also serves as Senior Vice President and Chief Financial Officer of Octavus Group, LLC, and as a Registered Representative of LoCorr Distributors, LLC, positions both held since April 2008. Mr. Essen also began serving as Principal and Chief Compliance Officer of LoCorr Distributors, LLC in 2008. Mr. Essen also served as Chief Operating Officer of the Adviser and affiliates from 2008 to 2016. Previously, Mr. Essen served as Chief Operating Officer of a commercial finance enterprise from 2002 to 2008. Additionally, Mr. Essen was Chief Financial Officer of Jundt Associates, Inc. from 1998 to 2002 and served as Treasurer of Jundt Funds, Inc. and American Eagle Funds, Inc. from 1999 to 2002.
Sean Katof, Chief Investment Officer. Sean Katof, CFA, has served as Senior Vice President and Portfolio Manager for the Funds since 2016. Prior to joining LoCorr, Mr. Katof served as Director of Capital Markets at SLOCUM, an institutional consulting firm, from 2005 to 2015. Prior to joining SLOCUM, Mr. Katof served as Portfolio Manager at Devenir Investment Advisors where he managed the Industry Leaders Core Equity portfolio from 2004 to 2005. Prior to that, Mr. Katof was a Vice President and Portfolio Manager at INVESCO Funds Group where he worked from 1994 to 2003. Mr. Katof received his B.S. in Business Administration with an emphasis in Finance from the University of Colorado at Boulder and an M.S. in Finance from the University of Colorado at Denver. Mr. Katof holds the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations.
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Curt LaChappelle, Portfolio Manager. Curt LaChappelle, CFA started with LoCorr in 2019 as an analyst and has served as portfolio manager for the Funds since 2024. Prior to joining LoCorr, Mr. LaChappelle served as Senior Investment Operations Analyst at Thrivent Asset Management from 2017 to 2019. Curt received his B.B.A in Financial Markets – Finance, from the University of Minnesota-Duluth. Mr. LaChappelle holds the Chartered Financial Analyst (“CFA”) designation and serves as the Education Chair on the CFA Society of Minnesota Board of Directors.
Sub-Adviser
[ ]
Portfolio Managers:
[ ]
The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and each portfolio manager's ownership of Fund shares.
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HOW SHARES ARE PRICED
The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Juneteenth, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.
Generally, the Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund's NAV will reflect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
The Fund may use independent pricing services to assist in calculating the value of the Fund's investments. In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in Underlying Funds which hold portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Underlying Funds do not price their shares, the value of some of a Fund's portfolio investments may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, each Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in a Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value. For example, if trading in a portfolio investment is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.
With respect to any portion of the Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
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Premium/Discount Information
Most investors will buy and sell Shares of the Fund in secondary market transactions through brokers at market prices and the Fund’s Shares will trade at market prices. The market price of Shares of the Fund may be greater than, equal to, or less than NAV. Market forces of supply and demand, economic conditions and other factors may affect the trading prices of Shares of the Fund.
Information regarding how often the Shares of the Fund traded at a price above (at a premium to) or below (at a discount to) the NAV of the Fund during the past four calendar quarters, when available, can be found at www.locorrfunds.com.
HOW TO PURCHASE AND SELL SHARES
Shares of the Fund are listed for trading on [ ] under the symbol [ ]. Share prices are reported in dollars and cents per Share. Shares can be bought and sold on the secondary market throughout the trading day like other publicly traded shares, and Shares typically trade in blocks of less than a Creation Unit. There is no minimum investment required. Shares may only be purchased and sold on the secondary market when the Exchange is open for trading. The Exchange is open for trading Monday through Friday and is closed on weekends and the following holidays, as observed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day.
When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the secondary market on each leg of a round trip (purchase and sale) transaction.
Authorized participants (“APs”) may acquire Shares directly from the Fund, and APs may tender their Shares for redemption directly to the Fund, at NAV per Share only in large blocks, or Creation Units, of 25,000 Shares. Purchases and redemptions directly with the Fund must follow the Fund’s procedures, which are described in the SAI.
The Fund may liquidate and terminate at any time without shareholder approval.
Share Trading Prices
The approximate value of Shares of the Fund, an amount representing on a per share basis the sum of the current market price of the securities accepted by the Fund in exchange for Shares of the Fund and an estimated cash component will be disseminated every 15 seconds throughout the trading day through the facilities of the Consolidated Tape Association. This approximate value should not be viewed as a “real-time” update of the NAV per Share of the Fund because the approximate value may not take into account certain Fund expenses and may not be calculated in the same manner as the NAV, which is computed once a day, generally at the end of the business day. The approximate value is generally determined by using both current market quotations and/ or price quotations obtained from broker-dealers and other market intermediaries that may trade in the portfolio securities or other assets held by the Fund. The quotations of certain Fund holdings may not be updated during U.S. trading hours if such holdings do not trade in the United States. The Fund is not involved in, or responsible for, the calculation or dissemination of the approximate value of the Shares, and the Fund does not make any warranty as to the accuracy of these values.
Book Entry
Shares are held in book entry form, which means that no stock certificates are issued. The Depository Trust Company (“DTC”) or its nominee is the record owner of all outstanding Shares of the Fund and is recognized as the owner of all Shares for all purposes.
Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not
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considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants. These procedures are the same as those that apply to any other securities that you hold in book entry or “street name” form.
FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES
The Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by APs, and the vast majority of trading in the Fund’s Shares occurs on the secondary market. Because the secondary market trades do not directly involve the Fund, it is unlikely those trades would cause the harmful effects of market timing, including dilution, disruption of portfolio management, increases in the Fund’s trading costs and the realization of capital gains. With regard to the purchase or redemption of Creation Units directly with the Fund, to the extent effected in-kind (i.e., for securities), those trades do not cause the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, those trades could result in dilution to the Fund and increased transaction costs, which may affect the Fund’s NAV negatively unless offset by an authorized participant. Such trades could negatively impact the Fund’s ability to achieve its investment objective. However, direct trading by APs is critical to ensuring that the Fund’s Shares trade at or close to NAV. The Fund also employs fair valuation pricing to minimize potential dilution from market timing. In addition, the Fund impose transaction fees on purchases and redemptions of Fund Shares to cover the custodial and other costs incurred by the Fund in effecting trades. These fees increase if an investor substitutes cash in part or in whole for securities, reflecting the fact that the Fund’s trading costs increase in those circumstances. Given this structure, the Trust has determined that it is not necessary to adopt policies and procedures to detect and deter market timing of the Fund’s Shares.
TAX STATUS, DIVIDENDS AND DISTRIBUTIONS
Unlike interests in conventional mutual funds, which typically are bought and sold from and to the fund only at closing NAVs, the Fund’s Shares are traded throughout the day in the secondary market on a national securities exchange on an intra-day basis and are created and redeemed in-kind and/or for cash in Creation Units at each day’s next calculated NAV. In-kind arrangements are designed to protect ongoing shareholders from the adverse effects on the Fund’s portfolio that could arise from frequent cash redemption transactions. In a conventional mutual fund, redemptions can have an adverse tax impact on taxable shareholders if the mutual fund needs to sell portfolio securities to obtain cash to meet net fund redemptions. These sales may generate taxable gains for the ongoing shareholders of the mutual fund, whereas the Shares’ in-kind redemption mechanism generally will not lead to a tax event for the Fund or its ongoing shareholders.
The Fund distributes its dividends from net investment income, if any, and net realized capital gains, if any, to shareholders annually.
Distributions in cash may be reinvested automatically in additional whole Shares only if the broker through whom you purchased Shares makes such option available.
Taxes
As with any investment, you should consider how your investment in Shares will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in Shares.
Unless your investment in Shares is made through a tax-exempt entity or tax-deferred retirement account, such as an individual retirement account, you need to be aware of the possible tax consequences when:
•The Fund makes distributions,
•You sell your Shares listed on the Exchange, and
•You purchase or redeem Creation Units.
The Fund must report to the IRS and furnish to shareholders the cost basis information for shares purchased and sold. The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and
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the entire position is not sold at one time. Shareholders may, however, choose a method other than the Fund’s standing method at the time of their purchase or upon sale of covered shares. Shareholders should consult their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how cost basis reporting applies to them. Shareholders also should carefully review the cost basis information provided to them by the Fund and make any additional basis, holding period or other adjustments that are required when reporting these amounts on their federal income tax returns.
Taxes on Distributions
As stated above, dividends from net investment income, if any, ordinarily are declared and paid annually by the Fund. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. Distributions from the Fund’s net investment income, including net short-term capital gains, if any, are taxable to you as ordinary income, except that the Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions), if any, generally are subject to federal income tax for non-corporate shareholders who satisfy those restrictions with respect to their Fund shares at the rate for net capital gain -- a maximum of 15% for taxable years beginning before 2013. A part of the Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations -- the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (excluding REITs) and excludes dividends from foreign corporations -- subject to similar restrictions. However, dividends a corporate shareholder deducts pursuant to that deduction are subject indirectly to the federal alternative minimum tax.
In general, your distributions are subject to federal income tax when they are paid, whether you take them in cash or reinvest them in the Fund (if that option is available). Distributions reinvested in additional Shares of the Fund through the means of a dividend reinvestment service, if available, will be taxable to shareholders acquiring the additional Shares to the same extent as if such distributions had been received in cash. Distributions of net long-term capital gains, if any, in excess of net short-term capital losses are taxable as long-term capital gains, regardless of how long you have held the Shares.
Distributions in excess of the Fund’s current and accumulated earnings and profits are treated as a tax-free return of capital to the extent of your basis in the Shares and as capital gain thereafter. A distribution will reduce the Fund’s NAV per Share and may be taxable to you as ordinary income or capital gain (as described above) even though, from an investment standpoint, the distribution may constitute a return of capital.
By law, the Fund is required to withhold 28% of your distributions and redemption proceeds if you have not provided the Fund with a correct Social Security number or other taxpayer identification number and in certain other situations.
Taxes on Exchange-Listed Share Sales
Any capital gain or loss realized upon a sale of Shares is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less. The ability to deduct capital losses from sales of Shares may be limited.
Taxes on Purchase and Redemption of Creation Units
An AP who exchanges securities for Creation Units generally will recognize a gain or a loss equal to the difference between the market value of the Creation Units at the time of the exchange and the sum of the exchanger’s aggregate basis in the securities surrendered plus any Cash Component it pays. An AP who exchanges Creation Units for securities will generally recognize a gain or loss equal to the difference between the exchanger’s basis in the Creation Units and the sum of the aggregate market value of the securities received plus any cash equal to the difference between the NAV of the Shares being redeemed and the value of the securities. The Internal Revenue Service (“Service”), however, may assert that a loss realized upon an exchange of securities for Creation Units cannot be deducted currently under the rules
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governing “wash sales” or for other reasons. Persons exchanging securities should consult their own tax advisor with respect to whether wash sale rules apply and when a loss might be deductible.
Any capital gain or loss realized upon redemption of Creation Units is generally treated as long-term capital gain or loss if the Shares have been held for more than one year and as short-term capital gain or loss if the Shares have been held for one year or less.
If you purchase or redeem Creation Units, you will be sent a confirmation statement showing how many Shares you purchased or sold and at what price. See “Tax Status” in the SAI for a description of the newly effective requirement regarding basis determination methods applicable to Share redemptions and the Fund’s obligation to report basis information to the Service.
The foregoing discussion summarizes some of the possible consequences under current federal tax law of an investment in the Fund. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in the Shares under all applicable tax laws. See “Tax Status” in the SAI for more information.
DISTRIBUTION OF SHARES
The Fund has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.
No distribution or service fees are currently paid by the Fund, and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund and may over time, not only increase your costs but cost more than other charges.
Fund Service Providers
[ ] is the Fund’s administrator, transfer agent and fund accountant. It has its principal office at [ ], and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds. It is an affiliate of the Distributor.
[ ] is the Fund’s custodian.
[ ] (the “Distributor”), [ ], is the distributor for the shares of the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Thompson Hine LLP, 3900 Key Center, 127 Public Square, Cleveland, OH 44114, serves as legal counsel to the Trust.
[ ] located at [ ], serves as the Fund’s independent registered public accounting firm. The independent registered public accounting firm is responsible for auditing the annual financial statements of the Fund.
Continuous Offering
The method by which Creation Units of Shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of Shares are issued and sold by the Fund on an ongoing basis, a “distribution,” as such term is used in the Securities Act of 1933, as amended (the “Securities Act”), may occur at any point. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery requirement and liability provisions of the Securities Act.
For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into constituent Shares and sells the Shares directly to customers or if it chooses to couple the creation of a supply of new Shares with an
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active selling effort involving solicitation of secondary market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to a characterization as an underwriter.
Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not “underwriters” but are participating in a distribution (as contrasted with engaging in ordinary secondary market transactions) and thus dealing with the Shares that are part of an overallotment within the meaning of Section 4(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. For delivery of prospectuses to exchange members, the prospectus delivery mechanism of Rule 153 under the Securities Act is only available with respect to transactions on a national exchange.
Dealers effecting transactions in the Shares, whether or not participating in this distribution, are generally required to deliver a Prospectus. This is in addition to any obligation of dealers to deliver a Prospectus when acting as underwriters.
Householding: To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-523-8637 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.
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FINANCIAL HIGHLIGHTS
The Fund only recently commenced investment operations. Accordingly, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

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Privacy Notice
LOCORR INVESTMENT TRUST
Rev. October 2011

FACTS	WHAT DOES LOCORR INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
▪Social Security number and wire transfer instructions
▪account transactions and transaction history
▪investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons LoCorr Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does LoCorr Investment Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-LCFUNDS (1-855-523-8637) or go to www.LoCorrFunds.com
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What we do
How does LoCorr Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does LoCorr Investment Trust collect my personal information?
We collect your personal information, for example, when you
▪open and account or deposit money
▪direct us to buy securities or direct us to sell your securities
▪seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
▪sharing for affiliates’ everyday business purposes-information about your creditworthiness
▪affiliates from using your information to market to you
▪sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ▪LoCorr Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ▪LoCorr Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ▪LoCorr Investment Trust does not jointly market.

26

LoCorr Portable Alpha ETF

Adviser	LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331	Distributor	Quasar Distributors, LLC Three Canal Plaza, Suite 100 Portland, ME 04101
Independent Registered Public Accounting Firm	[ ]	Legal Counsel	Thompson Hine LLP 3900 Key Center 127 Public Square Cleveland OH 44114
Custodian	U.S. Bank, N.A. 1555 North RiverCenter Drive Suite 302 Milwaukee, WI 53212	Transfer Agent	[ ]
Additional information about the Fund is included in the Fund’s SAI dated [ ], 2025. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during their last fiscal year.
To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-523-8637 or visit www.LoCorrFunds.com. You may also write to:
LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, Missouri 64121-9252
Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov.

Investment Company Act File # 811-22509

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

LoCorr Portable Alpha ETF
Listed on [ ]
Ticker [ ]

a series of LoCorr Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

[...], 2025

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated [...], 2025 for the LoCorr Portable Alpha ETF (the “Fund”), a series of LoCorr Investment Trust. The Fund’s Prospectus is hereby incorporated by reference, which means it is legally part of this SAI. You can obtain copies of the Prospectus and Annual Report without charge by contacting the Fund’s transfer agent or by calling toll-free 1-855-523-8637. You may also obtain a Prospectus and Annual Report by visiting www.LoCorrFunds.com.

THE FUND

The LoCorr Portable Alpha ETF is a diversified series of LoCorr Investment Trust, an Ohio business trust organized on November 15, 2010 (the "Trust"). The Trust is registered as an open-end management investment company. The Trust is governed by its Board of Trustees (the "Board" or "Trustees").
The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges, except as to class-specific rights and privileges described below. Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote. In addition, each share of a Fund, on a per-class basis, is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.
The Fund currently offers one class of shares. The Board of Trustees may classify and reclassify the shares of the Fund into additional classes of shares at a future date. Each share class will represent an interest in the same assets of the respective Fund, have the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
LoCorr Fund Management, LLC (the "Adviser") is the Fund’s investment adviser. [ ] serves as the Fund’s sub-adviser.
The Fund's investment objective, restrictions and policies are more fully described here and in its Prospectus. The Board may start other series and offer shares of a new fund under the Trust at any time.
Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal. Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder. Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders. As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.
TYPES OF INVESTMENTS

The investment objective of the Fund and a description of its principal investment strategies are set forth in the Prospectus. The Fund's investment objective is not "fundamental" and may be changed without the approval of a majority of its outstanding voting securities; however, shareholders will be given at least 60 days’ notice of such a change.
The following information applies to the Fund, except as noted, and describes securities and instruments in which the Fund or its Subsidiary (as defined herein) as applicable may invest and their related risks.
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Equity Securities
Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.
Common Stock
Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.
Preferred Stock
Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity. The risks of preferred stocks include a lack of voting rights and the Fund's Adviser may incorrectly analyze the security, resulting in a loss to the Fund. Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund. Preferred stock may also be convertible in the common stock of the issuer. Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock. In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation. The Fund may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.
Convertible Securities
The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.
Warrants
The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they
3

may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
Business Development Companies
The Fund may invest in business development companies ("BDCs"), each of which may pay performance-based fees to their managers. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term, high-quality debt securities. BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets. Fund shareholders may bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, performance-based incentive allocations or fees and expenses at the BDC level. BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC. Also, BDCs may engage in certain principal and joint transactions that a mutual fund may not without an exemptive order from the Securities and Exchange Commission (the “SEC”). Also, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any other investment company, such as a BDC, unless the other investment company has an exemptive order from the SEC.
Depositary Receipts
The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Many of the risks described below regarding foreign securities apply to investments in ADRs.
Investment Companies
The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds (collectively, "Investment Companies"). The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in Investment Companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.
In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1.50%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to Investment
4

Companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.
Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority ("FINRA”) for funds of funds.
The Fund may exceed these statutory limits when permitted by SEC order or other applicable law or regulatory guidance, such as is the case with many ETFs. The SEC recently adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in the securities of another investment company. These changes include, among other things, the rescission of certain SEC exemptive orders permitting investments in excess of the statutory limits and the withdrawal of certain related SEC staff no-action letters, and the adoption of Rule 12d1-4 under the 1940 Act. Rule 12d1-4 permits the Fund to invest in other investment companies beyond the statutory limits, subject to certain conditions. The rescission of the applicable exemptive orders and the withdrawal of the applicable no-action letters is effective on January 19, 2022. After such time, an investment company will no longer be able to rely on the aforementioned exemptive orders and no-action letters, and will be subject instead to Rule 12d1-4 and other applicable rules under Section 12(d)(1).
Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an Investment Company until the Adviser determines that it is appropriate to dispose of such securities.
Investment decisions by the investment advisors of the Investment Companies are made independently of the Fund and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose. Because other Investment Companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.
Closed-End Investment Companies. The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.
The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.
The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-
5

end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.
The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.
Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.
Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.
There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated. In addition, an ETF may terminate if its entire net asset value falls below a certain amount. Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time. To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.
Real Estate Investment Trusts
The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.
REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from
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interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.
Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.
Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.
Master Limited Partnerships
The Fund may invest in master limited partnership ("MLP") interests. MLPs are limited partnerships, the interests in which (known as "units") are traded on public exchanges, just like corporate stock. MLPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties). MLP units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships. MLPs are also called publicly traded partnerships and public limited partnerships. A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management. When an investor buys units in an MLP, he or she becomes a limited partner. MLPs are formed in several ways. A non-traded partnership may decide to go public. Several non-traded partnerships may "roll up" into a single MLP. A corporation may spin off a group of assets or part of its business into an MLP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt. A corporation may fully convert to an MLP, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as an MLP from its inception.
There are different types of risks to investing in MLPs, including regulatory risks and interest rate risks. Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change MLP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long. In addition, MLPs that charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect an MLP's revenue stream negatively. MLPs also carry some interest rate risks. During increases in interest rates, MLPs may not produce desirable returns to shareholders.
Special Purpose Acquisition Corporations (SPACs)
The Funds may invest in SPACs and companies that have completed an IPO. SPACs are companies that may be unseasoned and lack a trading or operational history, a track record of reporting to investors, and widely available research coverage. The Funds may purchase SPACs through an IPO. IPOs are thus
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often subject to extreme price volatility and speculative trading. These stocks may have above-average price appreciation in connection with the IPO. In addition, IPOs may share similar illiquidity risks of private equity and venture capital. The free float shares held by the public in an IPO are typically a small percentage of the market capitalization. The ownership of many IPOs often includes large holdings by venture capital and private equity investors who seek to sell their shares in the public market in the months following an IPO when shares restricted by lock-up are released, causing greater volatility and possible downward pressure during the time that locked-up shares are released. Public stockholders of SPACs may not be afforded a meaningful opportunity to vote on a proposed initial business combination because certain stockholders, including stockholders affiliated with the management of the SPAC, may have sufficient voting power, and a financial incentive, to approve such a transaction without support from public stockholders. As a result, a SPAC may complete a business combination even though a majority of its public stockholders do not support such a combination.
Derivatives
The Fund may invest in derivatives in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities. The information below contains general additional information about derivatives.
Rule 18f-4 under the 1940 Act (the “Derivatives Rule”) provides a comprehensive framework for the Funds' use of derivatives. The Derivatives Rule requires registered investment companies that enter into derivatives transactions and certain other transactions that create future payment or delivery obligations to, among other things, (i) comply with a value-at-risk (“VaR”) leverage limit, and (ii) adopt and implement a comprehensive written derivatives risk management program. These and other requirements apply unless a fund qualifies as a “limited derivatives user,” which the Derivatives Rule defines as a fund that limits its derivatives exposure to 10% of its net assets. The Funds have adopted and implemented a derivatives risk management program approved by the Board, which is administered by the Adviser as the Funds' derivatives risk manager. Complying with the Derivatives Rule may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Derivatives Rule may not be effective to limit a Fund’s risk of loss. In particular, measurements of VaR rely on historical data and may not accurately measure the degree of risk reflected in a Fund’s derivatives or other investments. Other potentially adverse regulatory obligations can develop suddenly and without notice.
Futures Contracts. A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.
Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
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These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on any margin deposits.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.
For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.
Cryptoasset Futures. The market for Bitcoin and Ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the Bitcoin futures market has grown substantially since Bitcoin and Ether futures commenced trading, there can be no assurance that this growth will continue.. The price for Bitcoin and Ether futures contracts is based on a number of factors, including the supply of and the demand for Bitcoin futures contracts. Market conditions and expectations, position limits, collateral requirements, and other factors each can impact the supply of and demand for Bitcoin and Ether futures contracts. Recently increased demand paired with supply constraints and other factors have caused bitcoin futures to trade at a significant premium to the “spot” price of Bitcoin and Ether. Additional demand, including demand resulting from the purchase, or anticipated purchase, of Bitcoin and Ether futures contracts by the Fund or other entities may increase that premium, perhaps significantly. It is not possible to predict whether or for how long such conditions will continue. To the extent the Fund purchases futures contracts at a premium and the premium declines, the value of an investment in the Fund also should be expected to decline. The performance of Bitcoin and Ether futures contracts and Bitcoin and Ether, respectively, may differ and may not be correlated with each other, over short or long periods of time.
Historically, the spot price movements of ether and bitcoin generally have been correlated. The spot prices of ether historically have generally been more volatile than the spot prices bitcoin (i.e. rising more than the spot prices of bitcoin on days that the spot prices of bitcoin rises and falling more than bitcoin on days that the spot prices of bitcoin falls. There is no guarantee that this correlation will continue or that the prices of ether or bitcoin will be dependent upon, or otherwise related to, each other or that the relative volatility of spot bitcoin and spot ether will continue.
Rolling of the Crypto Futures. Futures contracts expire on a designated date, referred to as the "expiration date." The Fund generally seeks to invest in "front-month" CME bitcoin futures contracts and CME ether futures contracts but may invest in back-month, cash-settled bitcoin futures contracts and ether futures contracts. "Front- month" contracts are the monthly contracts with the nearest expiration date. Back-month contracts are those with longer times to maturity. CME bitcoin futures and CME ether futures are cash-settled on their expiration date unless they are "rolled" prior to expiration. The Fund intends to "roll" its CME bitcoin futures and CME Ether Futures prior to expiration. Typically, the Fund will roll to the next "nearby" CME bitcoin futures and CME ether futures. The "nearby" contracts are those contracts with the next closest expiration date.
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Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, digital asset trading venues are largely unregulated and highly fragmented. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote bitcoin in a way that artificially increases the price of bitcoin or ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. Investors in bitcoin and ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.
Events impacting the price of bitcoin or ether across all digital asset trading venues should be expected to impact the price and market for bitcoin or ether futures, and therefore the performance of the Fund. Such trading venues may serve as a pricing source for the calculation of the CME CF Bitcoin Reference Rate or CME CF Ether Reference Rate which provides reference prices for final settlement of CME bitcoin and ether futures, respectively. These trading venues are or may become subject to regulatory actions that may have a material adverse impact on the Fund and its investments.
Investments linked to bitcoin and ether present unique and substantial risks. Such investments can be highly volatile compared to investments in traditional securities and the Fund may experience sudden and large losses. The markets for bitcoin, ether and bitcoin and ether futures may become illiquid. These markets may fluctuate widely based on a variety of factors including changes in overall market movements, political and economic events, wars, acts of terrorism, natural disasters (including disease, epidemics and pandemics) and changes in interest rates or inflation rates. An investor should be prepared to lose the full principal value of their investment suddenly and without warning. Trading and investing in assets linked to bitcoin and ether are generally not based in fundamental investment analysis.
Bitcoin is the native token on the Bitcoin network. As with other cryptoassets, bitcoin and the Bitcoin blockchain have been designed to support a number of applications and use cases. For bitcoin, these include serving as a medium of exchange (e.g., digital cash) and as a durable store of value (e.g., digital gold). The Bitcoin network's uses and capabilities are narrower when compared to the Ethereum network, which facilitates smart contracts and the issuance of other non- native tokens.
Ether is the native token on the Ethereum network, but users may create additional tokens, the ownership of which is recorded on the Ethereum network. As with other cryptoassets, ether and the Ethereum blockchain have been designed to support a number of applications and use cases. For ether, these include: serving as a medium or exchange and a durable store of value, facilitating the use of smart contracts and decentralized products and platforms, permitting the issuance and exchange of non-native tokens (including non-fungible tokens and asset-backed tokens), and supporting various "layer 2" projects. Compared to the Bitcoin network, which is solely intended to record the ownership of bitcoin, the intended uses of the Ethereum network are far more broad.
The Ethereum Foundation (EF) is a non-profit organization that is dedicated to supporting Ethereum and related technologies. The EF, alongside other organizations, supports Ethereum Protocol development through funding and advocacy. The EF finances its activities through its initial allocation of ether at the launch of the Ether Network in 2015. Although the EF does not control Ethereum and is one of many organizations within the Ethereum ecosystem, it is the most significant driving force for Ethereum Protocol development and support of Ethereum generally.
It is possible that Ether may be determined to be a security for the purposes of federal or state securities laws. If ether is determined or is expected to be determined to be a security under the federal securities laws, that could materially and adversely affect the trading of ether futures contracts held by the Fund. If ether is determined or alleged to be a security, it is possible that trading in ether futures contracts held by the Fund could be halted or otherwise disrupted, become illiquid and/or lose significant value and the Fund may have difficulty unwinding or closing out its ether futures contracts. In that event, value of an investment in the Fund – could decline significantly and without warning, including to zero. There is no guarantee that security futures contracts on ether would be begin trading on any particular timeframe or at all or that the Fund would be able to invest in such instruments.
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If the price of Ether falls below that which is required for validators to turn a profit, some validators may temporarily discontinue their operations. If validators reduce or cease their operations, it would reduce the aggregate stake on the Ethereum Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain) and make the Ethereum Network more vulnerable to a malicious actor or actors. If one or more validators obtain control of greater than thirty-three percent of the aggregate stake on the Ethereum Network, those validators may attempt to reshuffle or reorder blocks in the Ethereum blockchain, potentially excluding valid transactions or permitted "double spending" of ether. Malicious actors controlling greater than thirty-three percent of the aggregate stake could also potentially resolve two forks of the Ethereum blockchain simultaneously, which would cause confusion and likely result in reduced confidence in the Ethereum blockchain, both of which would have a material adverse impact on the value of ether and ether futures, and as a result, an investment in the Fund. However, any such attack would likely result in the malicious validators forfeiting their staked ether.
If the price of Bitcoin falls below that which is required for mining operators to turn a profit, some mining operators may temporarily discontinue mining bitcoin by either halting operations or switching their mining operations to mine other cryptoassets. If miners reduce or cease their mining operations it would reduce the aggregate hash rate on the Bitcoin Network, which would adversely affect the confirmation process for transactions (i.e., temporarily decreasing the speed at which blocks are added to the blockchain until the next scheduled adjustment in difficulty for block solutions) and make the Bitcoin Network more vulnerable to a malicious actor obtaining control in excess of fifty percent of the aggregate hash rate on the Bitcoin Network. Periodically, the Bitcoin Network is designed to adjust the difficulty for block solutions so that solution speeds remain in the vicinity of the expected ten-minute confirmation time currently targeted by the Bitcoin Network protocol, but significant reductions in aggregate hash rate on the Bitcoin Network could result in material delays in transaction confirmation time. Any reduction in confidence in the confirmation process or aggregate hash rate of the Bitcoin Network may adversely affect the utility and price of bitcoin, which may have a negative impact on bitcoin futures.
The open-source nature of the Ethereum Protocol and the Bitcoin Protocol permits any developer to review the underlying code and suggest changes. If some users, validators or miners adopt a change while others do not and that change is not compatible with the existing software, a fork occurs. Several forks have already occurred in the Bitcoin Network and the Ethereum Network resulting in the creation of new, separate digital assets. The determination of which fork will be considered bitcoin for purposes of the Bitcoin Reference Rate and which fork will be considered ether for purposes of the CME CF Ether Reference Rate is determined by CF Benchmarks' Hard Fork Policy. Forks and similar events could adversely affect the price and liquidity of ether and bitcoin and the value of an investment in the Fund.
As a digital asset, crypto is subject to the risk that malicious actors will exploit flaws in its code or structure, or that of digital asset trading venues, that will allow them to, among other things, steal crypto held by others, control the blockchain, steal personally identifying information, or issue significant amounts of crypto in contravention of the relevant protocol. The occurrence of any of these events is likely to have a significant adverse impact on the price and liquidity of crypto and crypto futures contracts.
In April 2016, a decentralized autonomous organization, known as "The DAO" launched on the Ethereum Network. Decentralized autonomous organizations operate on smart contracts which form a foundational framework that dictates how the organization will operate. In exchange for ether, The DAO created DAO Tokens (proportional to the amount of ether paid) that were then assigned to the Ethereum blockchain address of the person or entity remitting the ether. A DAO Token granted the DAO Token holder certain voting and ownership rights in The DAO. In June 2016, The DAO smart contract code was hacked, resulting in approximately one-third of the total ether raised in The DAO's offering being diverted to an Ethereum blockchain address controlled by the attacker, an unknown individual or group. In response to the attack, and upon a vote of Ethereum community members, a "hard fork" was implemented which had the effect of transferring all of the funds raised (including those held by the attacker) from The DAO to a recovery address, where DAO Token holders could exchange their DAO Tokens for ether. Any DAO Token holders who adopted the hard fork could exchange their DAO Tokens for ether and avoid any loss. The permanent hard fork resulted in two different versions of the Ethereum blockchain: Ethereum and Ethereum Classic.
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As a result of lack of regulation, individuals, or groups may engage in insider trading, fraud or market manipulation with respect to crypto assets. Such manipulation could cause investors in crypto assets to lose money, possibly the entire value of their investments. Over the past several years, a number of digital asset trading venues have been closed due to fraud, failure or security breaches. The nature of the assets held at digital asset trading venues make them appealing targets for hackers and a number of digital asset trading venues have been victims of cybercrimes and other fraudulent activity. These activities have caused significant, in some cases total, losses for crypto investors. Investors in crypto may have little or no recourse should such theft, fraud or manipulation occur.
It is possible that other blockchains will emerge that are similarly designed to support the development, deployment, and operation of smart contracts. These alternative blockchains have in the past and may in the future seek to compete with Bitcoin and the Ethereum Network by offering faster transaction processing and/or lower fees. The market demand for these alternative blockchains may reduce the market demand for ether which would adversely impact the price of Bitcoin and ether, and as a result, an investment in the Fund.
The Ethereum blockchain has at times experienced material network congestion, high transaction fees and other scalability challenges. Although the Ethereum Foundation has proposed various updates to the Ethereum blockchains protocol to address these challenges, to date they have been primarily addressed by sol-called "layer 2" solutions. Layer 2 networks generally require users to "lock" ether into the layer 2 network in order to benefit from their efficiencies, thereby making the locked ether unavailable to transfer on the underlying blockchain or within other layer 2 networks. While these solutions have, in the past, reduced fees and increased transaction times, they result in the actions of development teams whose interests may not be aligned with that of the greater Ethereum community. Further, there is no guarantee that these layer 2 solutions will continue to be effective or that users or and investors in public blockchains will not determine that blockchains without scalability issues or a reliance on layer 2 solutions are preferable. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that a layer 2 solutions, if not implemented correctly, would compromise the security or decentralization of the underlying blockchain network.
It is possible that other blockchains will emerge that are similarly designed to serve as an alternative payment system, such as those focused on privacy through the use of zero-knowledge cryptography. These alternative blockchains have in the past and may in the future seek to compete with the Bitcoin Network by offering networks that improve the speed of transaction processing, address issues in the finality and variability of transaction fees in the Bitcoin Networks, and with lesser volatility in the digital asset's price than bitcoin. The market demand for these alternative blockchains may reduce the market demand for bitcoin which would adversely impact the price of bitcoin, and as a result, an investment in the Fund.
Bitcoin's use as an alternative payment system currently is, and is expected to continue to be, reliant on layer 2 networks that reduce transaction times and transaction fees otherwise applicable to transfers of bitcoin. There is no guarantee that these solutions will continue to be available or that they will adequately reduce transaction times and fees to a degree comparable to other public blockchains that serve as alternative payment systems. There is a risk that multiple layer 2 solutions will not be compatible with each other or the underlying blockchain network or that a layer 2 solutions if not implemented correctly would compromise the security or decentralization of the underlying blockchain network.
Transactions in Bitcoin that are executed “off the chain” (that is, transactions that are fully executed on the Bitcoin blockchain) may offer less transparency than transactions fully executed on the Bitcoin blockchain and may be more vulnerable to fraud.
Regulation as a Commodity Pool Operator. The Macro Strategies Fund, the Commodities Strategy Fund and the Market Trend Fund (and each of those Funds' respective Subsidiary) are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”). As a registered commodity pool operator with respect to the Macro Strategies Fund, the Commodities Strategy Fund, the Market Trend Fund, and each Fund’s respective
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Subsidiary, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.
Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Options on Securities. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, and the NASDAQ PHLX.
The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in
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the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.
The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.
There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with
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respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.
Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.
Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.
The Staff of the SEC has taken the position that purchased dealer options are illiquid securities. The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.
Spread Transactions. The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.
Swap Agreements. The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement
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based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio.
Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund's Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.
Certain Investment Techniques and Derivatives Risks. When the Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund. Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.
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Fixed Income/Debt/Bond Securities
Yields on fixed income securities, which the Fund defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.
There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.
The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.
The Fund may invest in debt securities, including non-investment grade debt securities. The following describes some of the risks associated with fixed income debt securities:
Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.
Credit Risk. Fixed income securities of issuers with lower credit quality have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities of issuers with higher credit quality.
Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen
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when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.
Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.
Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.
At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.
Certificates of Deposit and Bankers' Acceptances
The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.
Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.
Commercial Paper
The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. It may be secured by letters of credit, a surety bond or other forms of collateral. Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper. As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk. Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances. Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates. If interest rates rise, commercial paper prices will decline. The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase. Commercial paper tends to yield smaller returns
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than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities. As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.
Time Deposits and Variable Rate Notes
The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.
The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.
Insured Bank Obligations
The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability.
High Yield Securities
The Fund may invest in high yield securities. High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:
Greater Risk of Loss. These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.
Sensitivity to Interest Rate and Economic Changes. The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.
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Valuation Difficulties. It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.
Liquidity. There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.
Credit Quality. Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.
New Legislation. Future legislation may have a possible negative impact on the market for high yield, high risk investments. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities. High yield, high risk investments may include the following:
Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.
Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.
Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.
Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. These bonds are typically sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.
Convertible Securities. These are bonds or preferred stock that may be converted to common stock.
Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.
Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less-developed countries.
Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities. The Fund may hold such common stock and other securities even if it does not invest in such securities.
Municipal Government Obligations
In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions,
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agencies and instrumentalities. Municipal obligations generally include debt obligations issued to obtain funds for various public purposes. Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects. Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations. Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives. Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.
Bonds and Notes. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal. Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source. Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users. Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments. Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.
Municipal Lease Obligations. Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets. The Fund may invest in Investment Companies that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations. States have different requirements for issuing municipal debt and issuing municipal leases. Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year. Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes. Accordingly, such obligations are subject to "non-appropriation" risk. Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.
United States Government Obligations
These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities ("TIPS"). TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation. The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index ("CPI"). If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent. If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise. However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.
United States Government Agency Issues
These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan
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Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association). On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations. The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations. The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.
Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.
FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.
Mortgage Pass-Through Securities
Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.
The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions,
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commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.
Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.
Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.
Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.
Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.
Foreign Securities
The Fund may invest in securities of foreign issuers and ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.
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There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements). Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).
Emerging Markets Securities. The Fund may purchase securities of emerging market issuers and ETFs and other closed end funds that invest in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.
Illiquid and Restricted Securities
The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.
Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.
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A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.
Under guidelines adopted by the Board, the Adviser of the Fund may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.
Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Fund's Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.
Repurchase Agreements
The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.
Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.
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When-Issued, Forward Commitments and Delayed Settlements
The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.
The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Fund's Adviser to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.
The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.
The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.
Lending Portfolio Securities
For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund, measured after the borrowing occurs.
Short Sales
The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.
When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The
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successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.
To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.
Wholly-Owned Subsidiary
The Fund may invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest through underlying commodity pools, swap contracts, structured notes, commodity and financial futures and option contracts, as well as equity and fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary.
The Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this SAI. The Fund, as the sole shareholder of the relevant Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders. The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.
Cybersecurity and Operational Risk
With the increased use of technologies such as the Internet to conduct business, the Fund and its service providers are susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with a Fund’s ability to calculate its NAV, impediments to trading, the inability of fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. Similar adverse consequences could result from cyber incidents affecting issuers of securities in which a fund invests, counterparties with which a Fund engages in transactions, governmental and other regulatory authorities, exchange and other financial market operators, banks, brokers, dealers, insurance companies and other
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financial institutions (including financial intermediaries and service providers for fund shareholders) and other parties. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the Funds’ service providers have established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Funds cannot control the cyber security plans and systems put in place by their service providers or any other third parties whose operations may affect a Fund or its shareholders. A Fund and its shareholders could be negatively impacted as a result.
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INVESTMENT RESTRICTIONS

The Fund has adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Fund which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.
1.Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.
2.Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
3.Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.
4.Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).
5.Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.
6.Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.
7.Concentration. The Fund will not invest 25% or more of its total assets in a particular industry or group of industries. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.
THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.
1.Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any Fund assets except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation. Each Fund will not pledge more than one-third of its assets at any one time.
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2.Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts and other permitted investment techniques.
3.Illiquid Investments. The Fund will not hold 15% or more of their respective net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
If a restriction on a Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings, if any, shall be maintained in the manner contemplated by applicable law.
DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s entire portfolio holdings are publicly disseminated each day the Fund is open for business and may be available through financial reporting and news services, including publicly available internet web sites. In addition, the composition of the Deposit Securities is publicly disseminated daily prior to the opening of the Exchange via the facilities of the National Securities Clearing Corporation (“NSCC”).
The Fund is required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters. The Fund also is required to file a schedule of portfolio holdings with the SEC on Form N-PORT within 60 days of the end of the first and third fiscal quarters. The Funds must provide a copy of their complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge. This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor). The Fund has an ongoing arrangement to release portfolio holdings to various rating agencies that regularly analyze the portfolio holdings of mutual funds and investment advisers in order to monitor and report on various attributes. Such ratings agencies include Lipper, Morningstar, Standard & Poors, Thomson Reuters, Bloomberg and Vickers. Portfolio holdings will be supplied to these agencies no more frequently than quarterly and approximately 15 days after the end of each quarter.
Pursuant to policies and procedures adopted by the Board of Trustees, the Fund has ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Sub-Advisers, the Administrator and the Custodian and on an as needed basis to other third parties providing services to the Funds. The Adviser, Sub-Advisers, the Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds. The Fund discloses portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Funds. The Fund also discloses its portfolio holdings to Morningstar for the purposes of portfolio analytical reports. The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed. For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.
The Fund's Adviser will publish a schedule of the Fund's 10 largest portfolio holdings on a quarterly basis approximately 10 days after the end of each quarter. The Fund’s fiscal quarters end on the last day of March, June, September and December. The schedule shall be published on the Adviser's website at www.LoCorrFunds.com. This information will remain on the website until new information for the next quarter is posted. This information is also available by calling toll-free 1-855-523-8637.
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The Fund, the Adviser, the Sub-Advisers, the Administrator and the Custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Fund’s portfolio holdings without the specific approval of the Board. Any party wishing to release portfolio holdings information on an ad hoc or special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below) (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, Sub-Advisers, or any affiliated person of the Fund or the Adviser or Sub-Advisers. Additionally, the Adviser and Sub-Advisers, and any affiliated persons of the Adviser or Sub-Advisers, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Fund’s portfolio holdings.
Information privately disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality. "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential. The agreements with the Fund’s Adviser, Sub-Advisers, Administrator and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of non-public information about the Funds’ portfolio holding and the duty not to trade on the non-public information.
MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws, which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the governing documents of the Trust, the Board shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.
Board Leadership Structure
The Trust is led by Kevin M. Kinzie, who has served as the Chairman of the Board and President since the Trust was organized in 2011. Mr. Kinzie is an "interested person" as defined in the 1940 Act by virtue of his indirect controlling interest in and his status as an officer of LoCorr Fund Management, LLC (the Trust’s investment adviser). The Board of Trustees is comprised of Mr. Kinzie and four other Trustees, three of whom are not an interested person ("Independent Trustees"). The Independent Trustees have not selected a Lead Independent Trustee. Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust's Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings. The Trust does not have a Nominating Committee, but the Audit Committee performs the duties of a nominating committee when and if necessary. The Audit Committee will not consider nominees recommended by shareholders, except as required under the 1940 Act and rules thereunder. Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership. The Trust believes that its Chairman/President together with the Audit Committee (with an independent chairman), and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder because of the Board's
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collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.
Board Risk Oversight
The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from Brian Hull, the Trust’s Chief Compliance Officer. The Chief Compliance Officer reports at quarterly Board meetings and on an ad hoc basis, when and if necessary. The Audit Committee, which has an independent chairman, considers financial and reporting the risk within its area of responsibilities. Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.
Trustee Qualifications
Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.
Mr. Kevin M. Kinzie has more than 25 years of experience in the financial services field, including experience as President and Chief Executive Officer of a FINRA-registered broker/dealer, President and Chief Executive Officer of a financial services marketing firm and as founder of a loan sourcing network serving a group of bank lenders. Mr. Kinzie also holds a Bachelor of Science degree in business and marketing from the University of Colorado. Mr. Kinzie’s background in financial services management and his leadership skills as a financial executive bring practical knowledge to Board discussions regarding the operations of the Funds and the Trust.
Mr. Jon C. Essen has more than 25 years of experience in the financial services field, including experience as Senior Vice President and Chief Operating Officer of a FINRA-registered broker/dealer, Chief Operating Officer of a commercial finance enterprise, Chief Financial Officer of an investment adviser and Treasurer of two mutual fund complexes. Mr. Essen holds a Bachelor of Science degree in business administration from Mankato State University and holds the Certified Public Accountant (inactive) designation. Mr. Essen's background in investment management and accounting, his leadership skills as a chief financial officer, and his experience with other mutual funds bring context and insight to Board discussions and decision-making regarding the Trust's operations and dialogue with the Fund's auditors.
Mr. Mark A. Thompson has more than 30 years of experience in investment management, including co-founding Riverbridge Partners, LLC ("Riverbridge"), an investment management firm. At Riverbridge, Mr. Thompson chairs the Executive Committee, which is responsible for the strategic decision making and overall management of the firm. Mr. Thompson also serves as Chief Investment Officer of Riverbridge, and he is responsible for coordinating the efforts of the firm’s investment team and overall portfolio compliance. Mr. Thompson holds a Bachelor’s degree in finance from the University Of Minnesota Carlson School Of Management and is a member of the CFA Institute and the CFA Society of Minnesota.
Mr. Ronald A. Tschetter has more than 30 years of experience in the financial services field, including experience as President of a FINRA-registered broker/dealer and has several years of experience in financial matters based on his service to non-profit organizations. Mr. Tschetter holds a Bachelor’s degree in psychology and social studies from Bethel University. Additionally, Mr. Tschetter served as the Director of the U.S. Peace Corps.
Mr. Dan T. O’Lear has more than 26 years of experience in investment management, including experience serving in several roles at Franklin Templeton Investments and Franklin Templeton Distributors, Inc. At Franklin Templeton Investments, Mr. O’Lear was responsible for investment solutions for retail investors throughout the United States. His role included maintaining relationships with senior management executives at all major clients to negotiate selling agreements between Franklin Templeton Investments and the broker dealer community, as well as liaising with internal leadership of product
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development, marketing, investment management, legal and compliance, operations and transfer agency. For over ten years, he presented to three independent Franklin Templeton fund boards on share class trends, mutual fund/asset class flows, revenue sharing, distribution strategies, and regulatory issues/proposals on a quarterly basis. Mr. O’Lear currently holds FINRA Series 7 and 24 licenses.
Mr. Jeff E. Place has over 39 years of experience in the financial services field, including experience as Senior Vice President and Head of Sales for Ivy Funds, Managing Director of U.S. Retail Sales for AllianceBernstein, and Senior Vice President and Head of Sales & National Accounts for WM Funds. As a Senior Distribution Executive, Mr. Place worked very closely with all facets of the broader asset management business including: finance, legal compliance, operations/technology, marketing, fund boards, sub-advisors, offshore funds and closed-end funds. In his role as a former senior executive Mr. Place held FINRA Series 7, 24 and 51 licenses.
Ms. Catie B. Tobin has over 40 years in the financial services field, including banking, credit cards, investments, retail brokerage, wealth management as well as clearing and custody services with RBC Wealth Management, Wells Fargo Advisors and Citicorp. Ms. Tobin was previously active in the Securities Industry and Financial Markets Association (SIFMA), served as a member of the industry’s Public Trust and Confidence Committee, Chaired the Investor Education Committee and represented her firm on many industry-related committees and task forces. Ms. Tobin has a strong understanding of broker dealer and registered investment advisor operations, including all stages of the product development process from launch, marketing, profitability, IT, compliance oversight and risk management. Ms. Tobin has solid knowledge of the industry’s different distribution strategies and how to successfully introduce products and services through advisor led business channels. Ms. Tobin previously held FINRA Series 7, 8, 24, 31 and 53 licenses.
The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.
Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331.
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Independent Trustees

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Mark A. Thompson Year of Birth: 1959	Trustee/December 2011 to present	Chairman and Chief Manager, Riverbridge Partners, LLC (investment management), 1987 to present.	6	None
Ronald A. Tschetter Year of Birth: 1941	Trustee/January 2011 to present	Mr. Tschetter is presently retired from his principal occupation; Director of the U.S. Peace Corps, September 2006 to January 2009.	6	None
Dan T. O'Lear Year of Birth: 1961	Trustee/January 2023 to present	Mr. O'Lear is presently retired (since 2021); President, Franklin Templeton Distributors, 2018-2021; Head of Retail Distribution, Franklin Templeton Distributors, 2014-2018.	6	None
Jeff E. Place Year of Birth: 1953	Trustee/January 2023 to present	Mr. Place is presently retired (since 2016) from his principal occupation as a distribution fund executive.	6	None
Catie B. Tobin Year of Birth: 1958	Trustee/January 2023 to present	Ms. Tobin is presently retired (since 2021); Senior Vice President, Director, Field Development & Effectiveness, Wells Fargo Advisors, 2017-2021.	6	None
* The term of office for each Trustee listed above will continue indefinitely.
** The term "Fund Complex" refers to the LoCorr Investment Trust.
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Interested Trustees and Officers

Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Jon C. Essen[1] Year of Birth: 1963	Treasurer, Secretary, Chief Financial Officer/ January 2011 to present; Trustee/November, 2010 to present	LoCorr Fund Management, LLC: Chief Operating Officer (2010-2016), Chief Compliance Officer (2010-2017); LoCorr Distributors, LLC (broker/dealer): Principal, Chief Financial Officer, and Registered Representative (2008 to present), Chief Compliance Officer (2008-2017). Chief Financial Officer and Principal of Steben & Company, LLC, 2020 to present.	6	None
Kevin M. Kinzie[2] Year of Birth: 1956	President, Trustee/ January 2011 to present	Chief Executive Officer of LoCorr Fund Management, LLC, November 2010 to present; President and Chief Executive Officer of LoCorr Distributors, LLC (broker/dealer), March 2002 to present. President and CEO of Steben & Company, LLC, 2019 to present.	6	None
Brian Hull[3] Year of Birth: 1968	Chief Compliance Officer, November 2019 to present	Steben & Company, Inc. (broker/dealer): Chief Compliance Officer 2002-2007 and 2012 to Present; Financial & Operations Principal (FINOP) 2002-Present; Registered Representative 2002-Present.	6	None
*The term of office for each Trustee listed above will continue indefinitely.
**The term "Fund Complex" refers to the LoCorr Investment Trust.
1Mr. Essen is an interested Trustee because he is an officer of the Fund's Adviser.
2Mr. Kinzie is an interested Trustee because he is an officer and indirect controlling interest holder of the Fund's Adviser.
3Mr. Hull is an interested Officer because he is an officer of the Funds’ Adviser.
Board Committees
Audit Committee. The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls. The Audit Committee operates pursuant to an Audit Committee Charter. During the Trust’s most recent fiscal year, the Audit Committee met two times.
Compensation
Each Trustee who is not affiliated with the Trust or Adviser receives an annual fee of $80,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. Prior to January 1, 2023, each Trustee received an annual fee of $60,000 as well as reimbursement for any reasonable expenses
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incurred attending the meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.
The table below details the amount of compensation the Trustees received from the Trust for the fiscal year ended December 31, 2024. The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation From the Funds[1]					Total Compensation From Trust and Fund Complex[2] Paid to Trustees
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Opportunity Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen (Interested Trustee)	$0	$0	$0	$0	$0	$0
Kevin M. Kinzie (Interested Trustee)	$0	$0	$0	$0	$0	$0
Mark A. Thompson (Independent Trustee)	$34,570	$20,127	$681	$1,669	$7,953	$65,000
Ronald A. Tschetter (Independent Trustee)	$34,570	$20,127	$681	$1,669	$7,953	$65,000
Dan T. O'Lear (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
Jeff E. Place (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
Catie B. Tobin (Independent Trustee)[3]	$0	$0	$0	$0	$0	$0
1Compensation is the amount received for services as a trustee, and would include retainers, salaries, bonuses, fees for meeting attendance and fees for service as a committee chair.
2Fund Complex refers to the LoCorr Investment Trust, which consists of five Funds.
3Mr. O'Lear, Mr. Place and Ms. Tobin began serving as Independent Trustees of the Trust effective January 20, 2023.
Trustee Ownership
The following table indicates the dollar range of equity securities that each Trustee beneficially owned in each Fund as of December 31, 2024.
Amount Invested Key:
A.$0
B.$1-$10,000
C.$10,001-$50,000
D.$50,001-$100,000
E.Over $100,000
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Name of Trustee	Dollar Range of Equity Securities in the Funds					Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Opportunity Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen	E.	C.	C.	D.	C.	E.
Kevin M. Kinzie	E.	D.	D.	E.	E.	E.
Mark A. Thompson	E.	E.	E.	A.	A.	E.
Ronald A. Tschetter	E.	A.	A.	A.	A.	E.
Dan T. O'Lear[1]	A.	A.	A.	A.	A.	A.
Jeff E. Place[1]	A.	A.	A.	A.	A.	A.
Catie B. Tobin[1]	A.	A.	A.	A.	A.	A.
1 Mr. O'Lear, Mr. Place and Ms. Tobin began serving as Independent Trustees of the Trust effective January 20, 2023.
As of December 31, 2023, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.
CONTROL PERSONS AND PRINCIPAL HOLDERS

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control. Kevin M. Kinzie may be deemed to control the Fund indirectly because of his controlling interest in the parent company of the Adviser. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds. A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund. As of the date of this SAI, no shareholder owned more than 5% of any class of shares of the Fund.
INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser
LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331, serves as investment adviser to the Funds. The Adviser was established in 2010 for the purpose of advising the Funds within the Trust and has no other clients. Kevin M. Kinzie is deemed to indirectly control the Adviser by virtue of his ownership of more than 25% of the Adviser's parent company's membership interests. Jon C. Essen is an affiliated person of the Trust because he is a Trustee and officer. Mr. Essen is also an affiliated person of the Adviser because he is an officer of the Adviser. Kevin M. Kinzie is an affiliated person of the Trust because he is a Trustee and officer and because he indirectly controls the Funds through his control of the Adviser, which in turn controls the Funds. Mr. Kinzie is also an affiliated person of the Adviser because he is an officer of the Adviser and indirectly controls the Adviser. Subject to the supervision and direction of the Trustees, the Adviser manages the Funds’ securities and investments in accordance with the Funds’ stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Funds. The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds and the Adviser.
Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds, including through sub-advisers, in accordance with applicable law and the investment objective, policies and restrictions set forth in each Funds’ current Prospectus and this SAI,
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and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser. The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees.
The Trust has a Management Agreement with the Adviser to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
Portable Alpha ETF	[ ]%
The Adviser has agreed contractually to waive its management fee and to reimburse expenses, exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of offering and organizational costs incurred prior to the commencement of operations, at least until April 30, 2025, such that net annual fund operating expenses of the Funds do not exceed 1.99% of the daily average net assets attributable to the Hedged Core Fund. Waiver/reimbursement is subject to possible recoupment from a Fund within the three years following the date on which the expenses occurred, if the Fund is able to make the repayment without exceeding its current limitations and the repayment is approved by the Board of Trustees. No reimbursement amount will be paid to the Adviser in any quarter unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase their performance.
Expenses not expressly assumed by the Adviser under the Management Agreement are paid by the Funds. Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses
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involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of Trustees and officers of the Fund who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.
The Management Agreement will continue in effect with respect to each Fund for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Management Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.
Investment Sub-Advisers
The Adviser has engaged [ ] (“[ ]”) located at [ ], to serve as a sub-adviser to the Fund. As of June 30, 2024, [ ] has $[ ] in assets under management.
Each Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the respective Fund, in accordance with that Fund's objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement. The Adviser, not the Funds, will pay each Sub-Adviser, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the respective Fund's average daily net assets or on the portion thereof managed by the sub-adviser.
The Sub-Advisory Agreements continue in effect for two (2) years initially and then from year to year, provided they are approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreements or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreements may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of an "assignment" (as that term is defined in the 1940 Act).
Codes of Ethics
The Trust, the Adviser, the Sub-Advisers and the Distributor have adopted respective codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under these codes of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.
In addition, the Trust has adopted a separate code of ethics that applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rules and regulations; iv) the prompt internal reporting of
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violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.
Proxy Voting Policies
The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and its shareholders. The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser or its designee on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. A copy of the Adviser's and each Sub-Adviser's Proxy Voting Policies are attached hereto as Appendix A.
More information. Information regarding how the Funds voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-855-523-8637; and (2) on the SEC’s website at http://www.sec.gov. In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-855-523-8637 and will be sent within 3 business days of receipt of a request.
DISTRIBUTION OF SHARES

Pursuant to a distribution agreement (the “Distribution Agreement”), Quasar Distributors, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group), 190 Middle Street, Suite 301, Portland, ME 04101, serves as the principal underwriter (the "Underwriter" or the "Distributor)" for the shares of the Fund. The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.
The Distribution Agreement shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.
The Distribution Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Funds. The Distribution Agreement will automatically terminate in the event of its assignment.
The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds. The Distributor receives the portion of the sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record. The Distributor retains the contingent deferred sales charge on redemptions of shares of the Funds that are subject to a contingent deferred sales charge and passes the contingent deferred sales charge to the Adviser.
Rule 12b-1 Plan
The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the "Rule 12b‑1 Plan") on behalf of the Class A and Class C shares of the Funds. Under the Rule 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and shareholder services for Class A shares at an annual rate of 0.25% of a Fund’s average daily net assets, and for the Class C shares at an annual rate of 1.00% of a Fund’s average daily net assets. The fees for the Class C shares represent a 0.75% Rule 12b-1 distribution fee and a 0.25% shareholder servicing fee. The Rule 12b-1 distribution fee and shareholder
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servicing fees are discussed in greater detail below. The Rule 12b-1 Plan provides that Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services. Class I shares do not participate in the Rule 12b-1 Plan. The Funds may pay distribution and shareholder servicing fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Distributor or other entities also receive the contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Rule 12b-1 Plan.
The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.
The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor's compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.
Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days' written notice, without the payment of any penalty, by vote of a majority of the respective non-interested Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.
As noted above, the Rule 12b-1 Plan provides for the ability to use assets attributable to Class A and Class C shares of the Funds to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services). The payments made by a Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries. These financial intermediaries may pay a portion of the payments that they receive from a Fund to their investment professionals. In addition to the ongoing asset-based fees paid to these financial intermediaries under the Rule 12b-1 Plan, a Fund may, from time to time, make payments under the Rule 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees. In addition, a Fund may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.
To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to a Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Rule 12b-1 distribution fee to pay one or more supermarket sponsors a negotiated fee for distributing a Fund’s
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shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.
Rule 12b-1 Fees
Distribution Fee
The Distributor may use the Rule 12b-1 distribution fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A or Class C Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Class A or Class C Fund shareholders, the printing and mailing of sales literature pertaining to the Class A or Class C shares of the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.
Shareholder Servicing Fee
Under the Rule 12b-1 Plan, the Funds pay the Distributor an amount not to exceed 0.25% of the Funds’ average daily net assets attributable to Class C shares for providing or arranging for shareholder support services provided to individuals and plans holding Class C shares. Class A shares and Class I shares are not subject to a shareholder servicing fee. The shareholder servicing fees may be used to pay the Adviser and/or various shareholder servicing agents that perform shareholder servicing functions and maintenance of Class C shareholder accounts. These services may also include the payment to financial intermediaries (including those that sponsor mutual fund supermarkets) and other service providers to obtain shareholder services and maintenance of shareholder accounts (including such services provided by broker-dealers that maintain all individual shareholder account records of, and provide shareholder servicing to, their customers who invest in the Class C shares of the Funds through a single “omnibus” account of the broker-dealer). Under the Rule 12b-1 Plan, shareholder servicing fee payments to the Distributor are calculated and paid at least annually.
To the extent these asset-based fees and other payments to these financial intermediaries for shareholder servicing and account maintenance they provide to the Class C shares of the Funds exceed the shareholder servicing fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Funds may participate in various “fund supermarkets.” The Funds pay the supermarket sponsor a negotiated fee for continuing services, including, without limitation, for maintaining shareholder account records and providing shareholder servicing to their brokerage customers who are shareholders of the Funds. If the supermarket sponsor’s shareholder servicing fees exceed the shareholder servicing fees available from the Funds, then the balance is paid from the resources of the Adviser.
PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by the Portfolio Managers in addition to those of the Funds and assets under management in those accounts as of December 31, 2023:
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Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC
Jon Essen	$0	0	$0	0	$0	$0
LoCorr Fund Management, LLC
Sean Katof	$0	0	$1	$151.7 million	$0	$0

Portion of Total Other Accounts Managed Subject to Performance Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC
Jon Essen	$0	0	$0	0	$0	$0
LoCorr Fund Management, LLC
Sean Katof	$0	0	$1	316,742	$0	$0

Conflicts of Interest
As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients. These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions). The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.
When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or Sub-Advisers may receive fees from certain accounts that are higher than the fee received from the Fund, or any of them may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds. The Adviser and Sub-Advisers have adopted policies and procedures designed to address these potential material conflicts. For instance, the Adviser and Sub-Advisers utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.
Compensation of the Portfolio Managers
As compensation, the Adviser portfolio managers receive a salary and discretionary bonus.
Ownership
As of the date of this SAI, none of the portfolio managers owned shares of the Fund.
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ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Fund are made by the portfolio managers, who are employees of the Adviser or Sub-Advisers. The Adviser and Sub-Advisers are authorized by the Trustees to allocate the orders placed on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser or Sub-Advisers for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser or Sub-Advisers may determine.
In selecting a broker or dealer to execute each particular transaction, the Adviser and Sub-Advisers will take into consideration execution capability and available liquidity; timing and size of particular orders; commission rates; responsiveness; trading experience; reputation, and integrity and fairness in resolving disputes. "Best execution" means the best overall qualitative execution, not necessarily the lowest possible commission cost. The Adviser and Sub-Advisers will obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will periodically evaluate the overall reasonableness of brokerage commissions paid on client transactions by reference to such data. The Adviser and Sub-Advisers periodically review the past performance of the exchange members, brokers or dealers with whom they have been placing orders to execute Fund transactions in light of the factors discussed above.
Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Advisers determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds. In allocating portfolio brokerage, the Adviser or Sub-Advisers may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Advisers exercise investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.
PORTFOLIO TURNOVER

The Fund’s portfolio turnover rates are calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.
OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent
The Fund Administrator, Fund Accountant and Transfer Agent for the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.
Pursuant to a Fund Administration Servicing Agreement, Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement (each an "Agreement" and together the "Agreements") with the Funds, Fund Services provides administrative, accounting and transfer agent services to the Funds, subject to the supervision of the Board.
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Each Agreement was initially approved by the Board with respect to each Fund. Each Agreement shall remain in effect for 3 years from the date of its initial approval, and is subject to renewal thereafter. Each Agreement is terminable by the Board or Fund Services on 90 days’ written notice and may be assigned provided the non-assigning party provides prior written consent. The Agreements provide that Fund Services shall not be liable to the Trust except for liabilities resulting from its refusal or failure to comply with the terms of the Agreements, or its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.
Administration. Fund Services provides general Fund administrative management such as: acting as liaison among Fund service providers, coordinating the Trustee's communications, meeting agendas and resolutions, preparing appropriate schedules and assisting independent auditors, monitoring compliance with the Investment Company Act requirements, preparing and filing with the appropriate state securities authorities any and all required compliance filings relating to the qualification of the securities of the Funds, assisting Fund counsel in the annual update of the Prospectus and SAI and in preparation of proxy statements as needed, monitoring the Trust’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, providing financial data required by the Prospectus and SAI, and preparing and filing on a timely basis appropriate federal and state tax returns.
Fund Accounting. Fund Services provides general Fund accounting services, including: portfolio valuation and trade reporting, expense accrual and payment, computation of net asset value, maintenance of ledgers and books and records, financial and tax reporting, as required by the 1940 Act, maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian or Adviser and reconciling sales and redemptions of shares of the Funds.
For the fund accounting services rendered to the Funds by Fund Services, the Funds pay a fund accounting fee based upon the number and type of Fund transactions and accounting-related out-of-pocket expenses.
Transfer Agent. U.S. Bancorp Fund Services, LLC, which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer, dividend disbursing, and shareholder servicing agent for the Funds.
Custodian. U.S. Bank, N.A., (the "Custodian") which has its principal office at 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds. The Custodian's responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser and Sub-Adviser. The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.
DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees. Cumulative voting is not authorized for the Trust. This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.
Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.
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The Trust is authorized to issue an unlimited number of shares of beneficial interest. Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.
ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the "Program") as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 ("USA PATRIOT Act"). To ensure compliance with this law, the Trust's Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.
Procedures to implement the Program include, but are not limited to, determining that the Funds' Distributor and the Administrator have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.
As a result of the Program, the Trust may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.
PURCHASE, REDEMPTION AND PRICING OF SHARES

Pricing of Shares
The net asset value ("NAV") of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange ("NYSE") is open for business. For a description of the methods used to determine the NAV, see "How Shares Are Priced" in the Prospectus.
Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to the overall oversight of the Board.
The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year's Day, Martin Luther King, Jr. Day, Washington's Birthday, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
Creation Units
The Fund sells and redeems Shares in Creation Units on a continuous basis through the Distributor, without a sales load, at the NAV next determined after receipt of an order in proper form on any Business Day. A “Business Day” is any day on which the NYSE is open for business. As of the date of this SAI, the NYSE observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth, Independence Day, Juneteenth, Labor Day, Thanksgiving Day and Christmas Day.
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A Creation Unit is an aggregation of 25,000 Shares. The Board may declare a split or a consolidation in the number of Shares outstanding of the Fund or Trust, and make a corresponding change in the number of Shares in a Creation Unit.
Authorized Participants
To purchase or redeem any Creation Units, you must be, or transact through, an Authorized Participant. In order to be an Authorized Participant, you must be either a broker-dealer or other participant (“Participating Party”) in the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or a participant in DTC with access to the DTC system (“DTC Participant”), and you must execute an agreement (“Participant Agreement”) with the Distributor that governs transactions in the Fund’s Creation Units.
Investors who are not Authorized Participants but want to transact in Creation Units may contact the Distributor for the names of Authorized Participants. An Authorized Participant may require investors to enter into a separate agreement to transact through it for Creation Units and may require orders for purchases of shares placed with it to be in a particular form. Investors transacting through a broker that is not itself an Authorized Participant and therefore must still transact through an Authorized Participant may incur additional charges. There are expected to be a limited number of Authorized Participants at any one time.
Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to the Distributor. Market disruptions and telephone or other communication failures may impede the transmission of orders.
Transaction Fees
A fixed fee payable to the Custodian is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu (as defined below) are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). With the approval of the Board, the Adviser may waive or adjust the Transaction Fees, including the Fixed Fee and/or Variable Charge (shown in the table below), from time to time. In such cases, the Authorized Participant will reimburse the Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by the Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes. In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of the Fund.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services. The Transaction Fees for the Fund are listed in the table below.

Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
$200	200 basis points (2.00)%
* As a percentage of the amount invested.
The Clearing Process
Transactions by an Authorized Participant that is a Participating Party using the NSCC system are referred to as transactions “through the Clearing Process.” Transactions by an Authorized Participant that is a DTC Participant using the DTC system are referred to as transactions “outside the Clearing Process.” The Clearing Process is an enhanced clearing process that is available only for certain securities and only to DTC participants that are also participants in the Continuous Net Settlement System of the NSCC. In-kind (portions of) purchase orders not subject to the Clearing Process will go through a manual clearing process run by DTC. Portfolio Deposits that include government securities must be delivered through the
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Federal Reserve Bank wire transfer system (“Federal Reserve System”). Fund Deposits that include cash may be delivered through the Clearing Process or the Federal Reserve System. In-kind deposits of securities for orders outside the Clearing Process must be delivered through the Federal Reserve System (for government securities) or through DTC (for corporate securities).
Foreign Securities
Because certain of the underlying portfolio securities in which the Fund invests may trade on days that the Exchange is closed or are otherwise not Business Days for the Fund, shareholders may not be able to redeem their shares of the Fund, or to purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant foreign markets.
Purchasing Creation Units
Portfolio Deposit
The consideration for a Creation Unit generally consists of the Deposit Securities and a Cash Component. Together, the Deposit Securities and the Cash Component constitute the “Portfolio Deposit.” The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Deposit Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Deposit Securities. If (x) is more than (y), the Authorized Participant will pay the Cash Component to the Fund. If (x) is less than (y), the Authorized Participant will receive the Cash Component from the Fund.
On each Business Day, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Deposit Security in the current Portfolio Deposit (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. The Deposit Securities announced are applicable to purchases of Creation Units until the next announcement of Deposit Securities.
Payment of any stamp duty or the like shall be the sole responsibility of the Authorized Participant purchasing a Creation Unit. The Authorized Participant must ensure that all Deposit Securities properly denote change in beneficial ownership.
Custom Orders and Cash-in-lieu
The Fund may, in its sole discretion, permit or require the substitution of an amount of cash (“cash-in-lieu”) to be added to the Cash Component to replace any Deposit Security. The Fund may permit or require cash-in-lieu when, for example, a Deposit Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash in lieu of Deposit Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities laws or policies from transacting in one or more Deposit Securities. The Fund will comply with the federal securities laws in accepting Deposit Securities including that the Deposit Securities are sold in transactions that would be exempt from registration under the Securities Act. All orders involving cash-in-lieu are considered to be “Custom Orders.”
Purchase Orders
To order a Creation Unit, an Authorized Participant must submit an irrevocable purchase order to the Distributor.
Timing of Submission of Purchase Orders
An Authorized Participant must submit an irrevocable purchase order no later than the earlier of (i) 4:00 p.m. Eastern Time or (ii) the closing time of the bond markets and/or the trading session on the Exchange, on any Business Day in order to receive that Business Day’s NAV (“Cut-off Time”). The Cut-off
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Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” An order to create Creation Units is deemed received on a Business Day if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating custom orders and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve Bank wire system, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the “Settlement Date,” which is generally the Business Day immediately following the Transmittal Date (“T+1”) for cash and the third Business Day following the Transmittal Date for securities (“T+3”).
Orders Using the Clearing Process
If available, (portions of) orders may be settled through the Clearing Process. In connection with such orders, the Distributor transmits, on behalf of the Authorized Participant, such trade instructions as are necessary to effect the creation order. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Portfolio Deposit to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System.
Orders Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Portfolio Deposits will be made outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the creation of Creation Units will be effected through DTC. The Portfolio Deposit transfer must be ordered by the DTC Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of Deposit Securities (whether standard or custom) through DTC to the Fund account by 11:00 a.m., Eastern time, on T+1. The Cash Component, along with any cash-in-lieu and Transaction Fee, must be transferred directly to the Custodian through the Federal Reserve System in a timely manner so as to be received by the Custodian no later than 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive both the Deposit Securities and the cash by the appointed time, the order may be canceled. A canceled order may be resubmitted the following Business Day but must conform to that Business Day’s Portfolio Deposit. Authorized Participants that submit a canceled order will be liable to the Fund for any losses incurred by the Fund in connection therewith.
Orders involving foreign Deposit Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable purchase order, the Distributor will notify the Adviser and the Custodian of such order. The Custodian, who will have caused the appropriate local sub-custodian(s) of the Fund to maintain an account into which an Authorized Participant may deliver Deposit Securities (or cash -in-lieu), with adjustments determined by the Fund, will then provide information of the order to such local sub-custodian(s). The ordering Authorized Participant will then deliver the Deposit Securities (and any cash-in-lieu) to the Fund’s account at the applicable local sub-custodian. The Authorized Participant must also make available on or before the contractual settlement date, by means satisfactory to the Fund, immediately available or same day funds in U.S. dollars estimated by the Fund to be sufficient to pay the Cash Component and Transaction Fee. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period. Settlement must occur by 2:00 p.m., Eastern Time, on the contractual settlement date.
Acceptance of Purchase Order
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Fund. A Fund’s determination shall be final and binding.
A Fund reserves the absolute right to reject or revoke acceptance of a purchase order transmitted to it by the Distributor if (a) the order is not in proper form; (b) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of the Fund; (c) the Deposit Securities delivered do not conform to the Deposit Securities for the applicable date; (d) acceptance of the Deposit
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Securities would have certain adverse tax consequences to the Fund; (e) the acceptance of the Portfolio Deposit would, in the opinion of counsel, be unlawful; (f) the acceptance of the Portfolio Deposit would otherwise, in the discretion of the Trust, Fund or the Adviser, have an adverse effect on the Trust, Fund or the rights of beneficial owners; or (g) in the event that circumstances outside the control of the Trust, the Distributor and the Adviser make it for all practical purposes impossible to process purchase orders. Examples of such circumstances include acts of God; public service or utility problems resulting in telephone, telecopy or computer failures; fires, floods or extreme weather conditions; market conditions or activities causing trading halts; systems failures involving computer or other informational systems affecting the Trust, the Distributor, DTC, NSCC, the Adviser, the Fund’s Custodian, a sub-custodian or any other participant in the creation process; and similar extraordinary events. The Distributor shall notify an Authorized Participant of its rejection of the order. The Fund, the Custodian, any sub-custodian and the Distributor are under no duty, however, to give notification of any defects or irregularities in the delivery of Portfolio Deposits, and they shall not incur any liability for the failure to give any such notification.
Issuance of a Creation Unit
Once the Fund has accepted an order, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Creation Unit, against receipt of payment, at such NAV. The Distributor will transmit a confirmation of acceptance to the Authorized Participant that placed the order.
Except as provided below, a Creation Unit will not be issued until the Fund obtains good title to the Deposit Securities and the Cash Component, along with any cash-in-lieu and Transaction Fee. Except as provided in Appendix C, the delivery of Creation Units will generally occur no later than T+3.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign Deposit Securities, when the applicable local sub-custodian(s) have confirmed to the Custodian that the Deposit Securities (or cash -in-lieu) have been delivered to the Fund’s account at the applicable local sub-custodian(s), the Distributor and the Adviser shall be notified of such delivery, and the Fund will issue and cause the delivery of the Creation Unit. While, as stated above, Creation Units are generally delivered on T+3, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances.
A Fund may issue a Creation Unit prior to receiving good title to the Deposit Securities, under the following circumstances. Pursuant to the applicable Participant Agreement, the Fund may issue a Creation Unit notwithstanding that (certain) Deposit Securities have not been delivered, in reliance on an undertaking by the relevant Authorized Participant to deliver the missing Deposit Securities as soon as possible, which undertaking is secured by such Authorized Participant’s delivery to and maintenance with the Custodian of collateral having a value equal to at least 115% of the value of the missing Deposit Securities (“Collateral”), as adjusted by time to time by the Adviser. Such Collateral will have a value greater than the NAV of the Creation Unit on the date the order is placed. Such collateral must be delivered no later than 2:00 p.m., Eastern Time, on T+1. The only Collateral that is acceptable to the Fund is cash in U.S. Dollars.
While (certain) Deposit Securities remain undelivered, the Collateral shall at all times have a value equal to at least 115% (as adjusted by the Adviser) of the daily marked-to-market value of the missing Deposit Securities. At any time, the Fund may use the Collateral to purchase the missing securities, and the Authorized Participant will be liable to the Fund for any costs incurred thereby or losses resulting therefrom, whether or not they exceed the amount of the Collateral, including any Transaction Fee, any amount by which the purchase price of the missing Deposit Securities exceeds the market value of such securities on the Transmittal Date, brokerage and other transaction costs. The Trust will return any unused Collateral once all of the missing securities have been received by the Fund. More information regarding the Fund’s current procedures for collateralization is available from the Distributor.
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Cash Purchase Method
When cash purchases of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind purchases In the case of a cash purchase, the investor must pay the cash equivalent of the Portfolio Deposit. In addition, cash purchases will be subject to Transaction Fees, as described above.
Redeeming a Creation Unit
Redemption Basket
The consideration received in connection with the redemption of a Creation Unit generally consists of an in-kind basket of designated securities (“Redemption Securities”) and a Cash Component. Together, the Redemption Securities and the Cash Component constitute the “Redemption Basket.”
There can be no assurance that there will be sufficient liquidity in Shares in the secondary market to permit assembly of a Creation Unit. In addition, investors may incur brokerage and other costs in connection with assembling a Creation Unit.
The Cash Component serves the function of compensating for any differences between the net asset value per Creation Unit and the Redemption Securities. Thus, the Cash Component is equal to the difference between (x) the net asset value per Creation Unit of the Fund and (y) the market value of the Redemption Securities. If (x) is more than (y), the Authorized Participant will receive the Cash Component from the Fund. If (x) is less than (y), the Authorized Participant will pay the Cash Component to the Fund.
If the Redemption Securities on a Business Day are different from the Deposit Securities, prior to the opening of business on the Exchange (currently 9:30 a.m., Eastern Time), the Adviser through the Custodian makes available through NSCC the name and amount of each Redemption Security in the current Redemption Basket (based on information at the end of the previous Business Day) for the Fund and the (estimated) Cash Component, effective through and including the previous Business Day, per Creation Unit. If the Redemption Securities on a Business Day are different from the Deposit Securities, all redemption requests that day will be processed outside the Clearing Process.
The right of redemption may be suspended or the date of payment postponed: (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the Shares or determination of the ETF’s NAV is not reasonably practicable; or (iv) in such other circumstances as permitted by the SEC, including as described below.
Custom Redemptions and Cash-in-lieu
A Fund may, in its sole discretion, permit or require the substitution of cash-in-lieu to be added to the Cash Component to replace any Redemption Security. A Fund may permit or require cash-in-lieu when, for example, a Redemption Security may not be available in sufficient quantity for delivery or may not be eligible for transfer through the systems of DTC or the Clearing Process. Similarly, the Fund may permit or require cash-in-lieu of Redemption Securities when, for example, the Authorized Participant or its underlying investor is restricted under U.S. or local securities law or policies from transacting in one or more Redemption Securities. A Fund will comply with the federal securities laws in satisfying redemptions with Redemption Securities, including that the Redemption Securities are sold in transactions that would be exempt from registration under the Securities Act. All redemption requests involving cash-in-lieu are considered to be “Custom Redemptions.”
Redemption Requests
To redeem a Creation Unit, an Authorized Participant must submit an irrevocable redemption request to the Distributor.
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An Authorized Participant submitting a redemption request is deemed to represent to a Fund that it has ascertained or has reasonable grounds to believe that as of the time of the contractual settlement date, that (i) it or its customer, as the case may be, owns, will own or have the authority and right to tender for redemption the Creation Unit to be redeemed and can receive the entire proceeds of the redemption, and (ii) all of the Shares that are in the Creation Unit to be redeemed have not been loaned or pledged to another party nor are they the subject of a repurchase agreement, securities lending agreement or such other arrangement that would preclude the delivery of such Shares to the Fund on the contractual settlement date. The Fund reserves the absolute right, in its sole discretion, to verify these representations, but will typically require verification in connection with higher levels of redemption activity and/or short interest in the Fund. If the Authorized Participant, upon receipt of a verification request, does not provide sufficient verification of the requested representations, the redemption request will not be considered to be in proper form and may be rejected by the Fund.
Timing of Submission of Redemption Requests
An Authorized Participant must submit an irrevocable redemption order no later than the Cut-off Time. The Cut-off Time for Custom Orders is generally two hours earlier. The Business Day the order is deemed received by the Distributor is referred to as the “Transmittal Date.” A redemption request is deemed received if (i) such order is received by the Distributor by the Cut-off Time on such day and (ii) all other procedures set forth in the Participant Agreement are properly followed. Persons placing or effectuating Custom Redemptions and/or orders involving cash should be mindful of time deadlines imposed by intermediaries, such as DTC and/or the Federal Reserve System, which may impact the successful processing of such orders to ensure that cash and securities are transferred by the Settlement Date, as defined above.
Requests Using the Clearing Process
If available, (portions of) redemption requests may be settled through the Clearing Process. In connection with such orders, the Distributor transmits on behalf of the Authorized Participant, such trade instructions as are necessary to effect the redemption. Pursuant to such trade instructions, the Authorized Participant agrees to deliver the requisite Creation Unit(s) to the Fund, together with such additional information as may be required by the Distributor. Cash Components will be delivered using either the Clearing Process or the Federal Reserve System, as described above.
Requests Outside the Clearing Process
If the Clearing Process is not available for (portions of) an order, Redemption Baskets will be delivered outside the Clearing Process. Orders outside the Clearing Process must state that the DTC Participant is not using the Clearing Process and that the redemption will be effected through DTC. The Authorized Participant must transfer or cause to be transferred the Creation Unit(s) of shares being redeemed through the book-entry system of DTC so as to be delivered through DTC to the Custodian by 10:00 a.m., Eastern Time, on received T+1. In addition, the Cash Component must be received by the Custodian by 12:00 p.m., Eastern Time, on T+1. If the Custodian does not receive the Creation Unit(s) and Cash Component by the appointed times on T+1, the redemption will be rejected, except in the circumstances described below. A rejected redemption request may be resubmitted the following Business Day.
Orders involving foreign Redemption Securities are expected to be settled outside the Clearing Process. Thus, upon receipt of an irrevocable redemption request, the Distributor will notify the Adviser and the Custodian. The Custodian will then provide information of the redemption to the Fund’s local sub-custodian(s). The redeeming Authorized Participant, or the investor on whose behalf is acting, will have established appropriate arrangements with a broker-dealer, bank or other custody provider in each jurisdiction in which the Redemption Securities are customarily traded and to which such Redemption Securities (and any cash-in-lieu) can be delivered from the Fund’s accounts at the applicable local sub-custodian(s).
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Acceptance of Redemption Requests
All questions as to the number of shares of each security in the Deposit Securities and the validity, form, eligibility and acceptance for deposit of any securities to be delivered shall be determined by the Trust. The Trust’s determination shall be final and binding.
Delivery of Redemption Basket
Once the Fund has accepted a redemption request, upon next determination of the Fund’s NAV, the Fund will confirm the issuance of a Redemption Basket, against receipt of the Creation Unit(s) at such NAV, any cash-in-lieu and Transaction Fee. A Creation Unit tendered for redemption and the payment of the Cash Component, any cash-in-lieu and Transaction Fee will be effected through DTC. The Authorized Participant, or the investor on whose behalf it is acting, will be recorded on the book-entry system of DTC.
The Redemption Basket will generally be delivered to the redeeming Authorized Participant within T+3. Except under the circumstances described below, however, a Redemption Basket generally will not be issued until the Creation Unit(s) are delivered to the Fund, along with the Cash Component, any cash-in-lieu and Transaction Fee.
In certain cases, Authorized Participants will create and redeem Creation Units on the same trade date. In these instances, the Trust reserves the right to settle these transactions on a net basis.
With respect to orders involving foreign Redemption Securities, the Fund may settle Creation Unit transactions on a basis other than T+3 in order to accommodate foreign market holiday schedules, to account for different treatment among foreign and U.S. markets of dividend record dates and ex-dividend dates (that is the last day the holder of a security can sell the security and still receive dividends payable on the security), and in certain other circumstances. When a relevant local market is closed due to local market holidays, the local market settlement process will not commence until the end of the local holiday period.
Cash Redemption Method
When cash redemptions of Creation Units are available or specified for the Fund, they will be effected in essentially the same manner as in-kind redemptions. In the case of a cash redemption, the investor will receive the cash equivalent of the Redemption Basket minus any Transaction Fees, as described above.
Custom Baskets
Creation and Redemption baskets may differ and the Fund may accept “custom baskets.” A custom basket may include any of the following: (i) a basket that is composed of a non-representative selection of the Fund’s portfolio holdings; (ii) a representative basket that is different from the initial basket used in transactions on the same business day; or (iii) a basket that contains bespoke cash substitutions for a single Authorized Participant. The Fund has adopted policies and procedures that govern the construction and acceptance of baskets, including heightened requirements for certain types of custom baskets. Such policies and procedures provide the parameters for the construction and acceptance of custom baskets that are in the best interests of the Fund and its shareholders, establish processes for revisions to, or deviations from, such parameters, and specify the titles and roles of the employees of the Adviser who are required to review each custom basket for compliance with those parameters. In addition, when constructing custom baskets for redemptions, the tax efficiency of the Fund may be taken into account. The policies and procedures distinguish among different types of custom baskets that may be used and impose different requirements for different types of custom baskets in order to seek to mitigate against potential risks of conflicts and/or overreaching by an Authorized Participant. The Fund has established a governance process to oversee basket compliance for the Fund, as set forth in the Fund’s policies and procedures.
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TAX STATUS

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, the Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a "regulated investment company" under Subchapter M, at least 90% of the Fund's income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund's total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security's purchase. Not qualifying under Sub-Chapter M of the Internal Revenue Code would cause a Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund's earnings after taxes would still be taxable as received by shareholders. The Fund may invest in companies that pay "qualifying dividends." Investors in the Fund may benefit from the tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Funds.
Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss. Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss. Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.
For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.
Options, Futures, Forward Contracts and Swap Agreements
To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds' securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.
To the extent such investments are permissible, certain of the Funds' hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Funds' book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Funds' remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds' book income is less than taxable income, the Funds could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.
Foreign Taxation
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds' total assets at the
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close of its taxable year consists of securities of foreign corporations, the Funds may be able to elect to "pass through" to its shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will "pass through" for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Funds’ income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Funds. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.
Passive Foreign Investment Companies
Investment by the Funds in certain "passive foreign investment companies" ("PFICs") could subject the Funds to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to treat a PFIC as a "qualified electing fund" ("QEF election"), in which case a Fund will be required to include its share of the company's income and net capital gains annually, regardless of whether it receives any distribution from the company.
The Funds also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.
Foreign Currency Transactions
A Fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.
Original Issue Discount and Pay-In-Kind Securities
Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-
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kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.
Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Funds may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.
A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.
Tax Distribution: The Funds’ distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Funds, may be subject to federal income tax payable by shareholders. All income realized by the Funds including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Funds’ Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.
Federal Withholding: The Funds are required by federal law to withhold at a rate set under Section 3406 of the Code for U.S. residents of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding. Payments to a shareholder that is either a foreign financial institution ("FFI") or a non-financial foreign entity ("NFFE") within the meaning of the Foreign Account Tax Compliance Act ("FATCA") may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership
56

of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.
Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.
A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.
Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[ ] located at [ ] serves as the Fund’s independent registered public accounting firm providing services including the audit of annual financial statements, and assistance and consultation in connection with SEC filings.
LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as the Trust's legal counsel.
FINANCIAL STATEMENTS

The Fund has not yet commenced operations and, therefore, has not produced financial statements. Once produced, you can obtain a copy of the Fund’s future Semi-Annual Reports and Annual Reports without charge by calling the Fund at 1-855-523-8637 or by visiting www.LoCorrFunds.com.
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APPENDIX A

PROXY VOTING GUIDELINES FOR

LoCorr Fund Management, LLC
Proxy Voting Policy and Procedures

The Adviser will vote proxies on behalf of its individual clients. In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of the Fund(s).
Voting Proxies
1.All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Operations Unit.
2.The Operations Unit will generally adhere to the following procedures (subject to limited exception):
(a)A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser's files;
(b)The Operations Unit will determine which of the Adviser holds the security to which the proxy relates;
(c)Prior to voting any proxies, the Operations Unit will determine if there are any conflicts of interest related to the proxy in question in accordance with the     general guidelines set forth below. If a conflict is identified, the Operations Unit will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.
(d)If no material conflict is identified pursuant to these procedures, the Operations Unit will vote the proxy in accordance with the guidelines set forth below. The Operations Unit will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.
Conflicts of Interest
1.As stated above, in evaluating how to vote a proxy, the Operations Unit will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and its Advisory Clients. This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.
2.If a conflict is identified and deemed "material" by the Operations Unit, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).
3.With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients and give such clients the opportunity to vote the proxies in question themselves. However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

(a)Give the ERISA client the opportunity to vote the proxies in question themselves; or
(b)Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).
Proxy Voting Guidelines
In order to fulfill its responsibilities under the Act, LoCorr Fund Management, LLC (hereinafter "we" or "our") has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.
KEY OBJECTIVES
The key objectives of these policies and procedures recognize that a company's management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company's board of directors. While "ordinary business matters" are primarily the responsibility of management and should be approved solely by the corporation's board of directors, these objectives also recognize that the company's shareholders must have final say over how management and directors are performing, and how shareholders' rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.
Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:
Accountability. Each company should have effective means in place to hold those entrusted with running a company's business accountable for their actions. Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.
Alignment of Management and Shareholder Interests. Each company should endeavor to align the interests of management and the board of directors with the interests of the company's shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.
Transparency. Promotion of timely disclosure of important information about a company's business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company's securities.
DECISION METHODS
We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes. Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.
No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.
In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other. In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

SUMMARY OF PROXY VOTING GUIDELINES
Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually. We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value. We will generally vote in favor of non-incumbent independent directors.
The election of a company's board of directors is one of the most fundamental rights held by shareholders. Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.
Approval of Independent Auditors
We believe that the relationship between a company and its auditors should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.
We will evaluate on a case-by-case basis instances in which the audit firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.
Equity-based compensation plans
We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.
We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees. These may include:
1.Requiring senior executives to hold stock in a company.
2.Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan's impact on ownership interests.
Corporate Structure

We view the exercise of shareholders' rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.
Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's By-Laws by a simple majority vote.

We will generally support the ability of shareholders to cumulate their votes for the election of directors.

Shareholder Rights Plans
While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value. Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.
Disclosure of Procedures
A summary of above these proxy voting procedures will be included in Part II of the Adviser's Form ADV and will be updated whenever these policies and procedures are updated. Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser's proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.
Record-keeping Requirements
The Operations Unit will be responsible for maintaining files relating to the Adviser's proxy voting procedures. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:
1.Copies of these proxy voting policies and procedures, and any amendments thereto;
2.A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC's EDGAR system for those proxy statements that are so available;
3.A record of each vote that the Adviser casts;
4.A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and
5.A copy of each written request for information on how the Adviser voted such client's proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

PART C
OTHER INFORMATION

Item 28. Financial Statements and Exhibits.

(a)	Articles of Incorporation.

(i) Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to Registrant’s Registration Statement on December 22, 2010, is hereby incorporated by reference.

(ii)
Amendment No. 4 to the Agreement and Declaration of Trust filed as an exhibit to Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement on June 23, 2014, is hereby incorporated by reference.

(iii) Amendment No. 5 to the Agreement and Declaration of Trust, filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(b)	By-Laws. Registrant's By-Laws, which were filed as an exhibit to Registrant's Registration Statement on December 22, 2010, are hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None, other than in the Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

(i)
Management Agreement between the Trust and LoCorr Fund Management, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(ii)
Expense Limitation Agreement dated July 10, 2024 between the Trust and LoCorr Fund Management, LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(iii)
Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Nuveen Asset Management, LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(iv)
Amended Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Graham Capital Management, L.P. filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(v)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Trust & Fiduciary Income Partners LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(vi)
Amended Sub-Advisory Agreement dated May 21, 2024 between LoCorr Fund Management, LLC and Millburn Ridgefield LLC filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(vii)
Amended Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and Revolution Capital Management filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(viii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Kettle Hill Capital Management, LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

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(ix)
Sub-Advisory Agreement dated February 27, 2024 between LoCorr Fund Management, LLC and R.G. Niederhoffer Capital Management, Inc. filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(x)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and BH-DG Systematic Trading LLP, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(xi)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Crabel Capital Management, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(xii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Parametric Portfolio Associates, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(xiii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and P/E Global LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(e)	Underwriting Contracts.

(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Distribution Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Novation Agreement dated March 31, 2020, filed as an exhibit to PEA No. 47 to the Registration Statement on April 28, 2020, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement.

(i)
Custody Agreement between the Trust and U.S. Bank, N.A., which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Fourteenth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Fourteenth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.
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(iv)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(v)	Sixth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(vi)	Fourteenth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(vii)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(viii)	Sixth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(ix)	Fourteenth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(i)	Legal Opinion.

	(i)	Opinion and Consent of Thompson Hine LLP – to be filed by amendment.

	(ii)	Opinion and Consent of Thompson Hine LLP for the LoCorr Strategic Allocation Fund, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(j)	Other Opinions.

	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements. None.

(l)
Initial Capital Agreements. Subscription Agreement between the Trust and the Initial Investor, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

	(i)	Amended Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

	(ii)	Amended Class C Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(n)	Amended Rule 18f-3 Plan filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(o)	Reserved.

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(p)	Code of Ethics.

	(i)	Code of Ethics for LoCorr Investment Trust, which was filed as an exhibit to PEA No. 61 to the Registration Statement on Form N-1A on July 10, 2024, is hereby incorporated by reference.

(ii)
Code of Ethics for LoCorr Fund Management, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

(iii)
Code of Ethics for Nuveen Asset Management, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(iv)	Code of Ethics for Trust & Fiduciary Income Partners LLC, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

	(v)	Code of Ethics for Graham Capital Management, L.P. filed as an exhibit to PEA No. 17 to the Registration Statement on June 23, 2014, is hereby incorporated by reference.

	(vi)	Code of Ethics for Millburn Ridgefield Corporation, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

	(vii)	Code of Ethics for Revolution Capital Management, LLC, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

	(viii)	Code of Ethics for BH-DG Systematic Trading LLP, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

	(ix)	Code of Ethics for Crabel Capital Management, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

	(x)	Code of Ethics for Parametric Portfolio Associates, LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

	(xi)	Code of Ethics for P/E Global LLC, which was filed as an exhibit to PEA No. 67 to the Registration Statement on January 7, 2025, is hereby incorporated by reference.

(q)	Powers of Attorney.

(i)
Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, which were filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, are hereby incorporated by reference.

	(ii)	Power of Attorney for Mark A. Thompson, which was filed as an exhibit to PEA No. 8 to the Registration Statement on April 17, 2013, is hereby incorporated by reference.

	(iii)	Power of Attorney for Daniel T. O'Lear, which was filed as an exhibit to PEA No. 65 to the Registration Statement on October 8, 2024, is hereby incorporated by reference.

	(iv)	Power of Attorney for Jeffrey E. Place, which was filed as an exhibit to PEA No. 65 to the Registration Statement on October 8, 2024, is hereby incorporated by reference.

	(v)	Power of Attorney for Cathleen B. Tobin, which was filed as an exhibit to PEA No. 65 to the Registration Statement on October 8, 2024, is hereby incorporated by reference.

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Item 29. Control Persons. None

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.

The application of the preceding indemnification provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Distribution Agreement with the Trust's principal underwriter (the "Distributor") provides that Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the "Distributor Indemnitees"), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys' fees) (collectively, "Losses") that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust's refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, subject to various limits contained in the Distribution Agreement.

Item 31. Business and Other Connections of the Investment Adviser and Sub-Adviser. LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331 is a registered investment adviser. Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser's Form ADV, file number 801-72130. Nuveen Asset Management, LLC, 333 West Wacker Drive, Chicago, IL 60606, serves as sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-71957. Graham Capital Management, L.P., 40 Highland Ave., Rowayton, CT 06853, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-73422. Kettle Hill Capital Management, LLC, 747 Third Avenue, 19th Floor, New York, NY 10017, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser’s Form ADV, file number 801-77815. Millburn Ridgefield Corporation, 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-60938. Revolution Capital Management, LLC, 600 17th Street, Suite 6105, Denver CO 80202, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith. Bramshill Investments, LLC, 411 Hackensack Avenue, 9th Floor, Hackensack, NJ 07601 is a registered investment adviser. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-74578. R.G. Niederhoffer Capital Management, Inc., 1700 Broadway, 39th Floor, New York, New York 10019 serves as a sub-adviser to the
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Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-65629. Crabel Capital Management, 1999 Avenue of the Stars, Suite 2550, Los Angeles, CA 90067, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-110141. P/E Global LLC, 75 State Street, 31st Floor, Boston, MA 02109, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-72133. BH-DG Systematic Trading LLP, 20 North Audley Street, London, UK, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-77613. Parametric Portfolio Associates LLC, 800 Fifth Avenue, Suite 2800, Seattle, WA 98104, serves as a sub-adviser to the Registrant. Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-60485.

Item 32. Principal Underwriter. Quasar Distributors, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04101 serves as the principal underwriter and distributor of shares of the Registrant’s series.

(a)    Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

1.Abacus FCF ETF Trust
2.Advisor Managed Portfolios
3.Antares Private Credit Fund
4.Capital Advisors Growth Fund, Series of Advisors Series Trust
5.Chase Growth Fund, Series of Advisors Series Trust
6.Davidson Multi Cap Equity Fund, Series of Advisors Series Trust
7.Edgar Lomax Value Fund, Series of Advisors Series Trust
8.First Sentier American Listed Infrastructure Fund, Series of Advisors Series Trust
9.First Sentier Global Listed Infrastructure Fund, Series of Advisors Series Trust
10.Huber Large Cap Value Fund, Series of Advisors Series Trust
11.Huber Mid Cap Value Fund, Series of Advisors Series Trust
12.Huber Select Large Cap Value Fund, Series of Advisors Series Trust
13.Huber Small Cap Value Fund, Series of Advisors Series Trust
14.Logan Capital Broad Innovative Growth ETF, Series of Advisors Series Trust
15.Medalist Partners MBS Total Return Fund, Series of Advisors Series Trust
16.Medalist Partners Short Duration Fund, Series of Advisors Series Trust
17.O'Shaughnessy Market Leaders Value Fund, Series of Advisors Series Trust
18.PIA BBB Bond Fund, Series of Advisors Series Trust
19.PIA High Yield (MACS) Fund, Series of Advisors Series Trust
20.PIA High Yield Fund, Series of Advisors Series Trust
21.PIA MBS Bond Fund, Series of Advisors Series Trust
22.PIA Short-Term Securities Fund, Series of Advisors Series Trust
23.Poplar Forest Cornerstone Fund, Series of Advisors Series Trust
24.Poplar Forest Partners Fund, Series of Advisors Series Trust
25.Pzena Emerging Markets Value Fund, Series of Advisors Series Trust
26.Pzena International Small Cap Value Fund, Series of Advisors Series Trust
27.Pzena International Value Fund, Series of Advisors Series Trust
28.Pzena Mid Cap Value Fund, Series of Advisors Series Trust
29.Pzena Small Cap Value Fund, Series of Advisors Series Trust
30.Reverb ETF, Series of Advisors Series Trust
31.Scharf Fund, Series of Advisors Series Trust
32.Scharf Global Opportunity Fund, Series of Advisors Series Trust
33.Scharf Multi-Asset Opportunity Fund, Series of Advisors Series Trust
34.Shenkman Capital Floating Rate High Income Fund, Series of Advisors Series Trust
35.Shenkman Capital Short Duration High Income Fund, Series of Advisors Series Trust
36.The Aegis Funds
37.Allied Asset Advisors Funds
38.Angel Oak Funds Trust
39.Angel Oak Strategic Credit Fund
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40.Brookfield Infrastructure Income Fund Inc.
41.Brookfield Investment Funds
42.Buffalo Funds
43.DoubleLine Funds Trust
44.EA Series Trust (f/k/a Alpha Architect ETF Trust)
45.AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF, Series of ETF Series Solutions
46.AAM Brentview Dividend Growth ETF, Series of ETF Series Solutions
47.AAM Low Duration Preferred and Income Securities ETF, Series of ETF Series Solutions
48.AAM S&P 500 High Dividend Value ETF, Series of ETF Series Solutions
49.AAM Sawgrass U.S. Large Cap Quality Growth ETF, Series of ETF Series Solutions
50.AAM Sawgrass U.S. Small Cap Quality Growth ETF, Series of ETF Series Solutions
51.AAM SLC Low Duration Income ETF, Series of ETF Series Solutions
52.AAM Transformers ETF, Series of ETF Series Solutions
53.Acquirers Deep Value ETF, Series of ETF Series Solutions
54.Aptus Collared Investment Opportunity ETF, Series of ETF Series Solutions
55.Aptus Deferred Income ETF, Series of ETF Series Solutions
56.Aptus Defined Risk ETF, Series of ETF Series Solutions
57.Aptus Drawdown Managed Equity ETF, Series of ETF Series Solutions
58.Aptus Enhanced Yield ETF, Series of ETF Series Solutions
59.Aptus International Enhanced Yield ETF, Series of ETF Series Solutions
60.Aptus Large Cap Enhanced Yield ETF, Series of ETF Series Solutions
61.Aptus Large Cap Upside ETF, Series of ETF Series Solutions
62.Bahl & Gaynor Dividend ETF, Series of ETF Series Solutions
63.Bahl & Gaynor Income Growth ETF, Series of ETF Series Solutions
64.Bahl & Gaynor Small Cap Dividend ETF, Series of ETF Series Solutions
65.BTD Capital Fund, Series of ETF Series Solutions
66.Carbon Strategy ETF, Series of ETF Series Solutions
67.ClearShares OCIO ETF, Series of ETF Series Solutions
68.ClearShares Piton Intermediate Fixed Income Fund, Series of ETF Series Solutions
69.ClearShares Ultra-Short Maturity ETF, Series of ETF Series Solutions
70.Distillate International Fundamental Stability & Value ETF, Series of ETF Series Solutions
71.Distillate Small/Mid Cash Flow ETF, Series of ETF Series Solutions
72.Distillate U.S. Fundamental Stability & Value ETF, Series of ETF Series Solutions
73.ETFB Green SRI REITs ETF, Series of ETF Series Solutions
74.Hoya Capital High Dividend Yield ETF, Series of ETF Series Solutions
75.Hoya Capital Housing ETF, Series of ETF Series Solutions
76.LHA Market State Tactical Beta ETF, Series of ETF Series Solutions
77.LHA Market State Tactical Q ETF, Series of ETF Series Solutions
78.LHA Risk-Managed Income ETF, Series of ETF Series Solutions
79.McElhenny Sheffield Managed Risk ETF, Series of ETF Series Solutions
80.NETLease Corporate Real Estate ETF, Series of ETF Series Solutions
81.Opus Small Cap Value ETF, Series of ETF Series Solutions
82.The Acquirers Fund, Series of ETF Series Solutions
83.The Brinsmere Fund - Conservative ETF, Series of ETF Series Solutions
84.The Brinsmere Fund - Growth ETF, Series of ETF Series Solutions
85.U.S. Global GO GOLD and Precious Metal Miners ETF, Series of ETF Series Solutions
86.U.S. Global JETS ETF, Series of ETF Series Solutions
87.U.S. Global Sea to Sky Cargo ETF, Series of ETF Series Solutions
88.U.S. Global Technology and Aerospace & Defense ETF, Series of ETF Series Solutions
89.US Vegan Climate ETF, Series of ETF Series Solutions
90.Vest 10 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
91.Vest 2 Year Interest Rate Hedge ETF, Series of ETF Series Solutions
92.First American Funds Trust
93.FundX Investment Trust
94.The Glenmede Fund, Inc.
95.The GoodHaven Funds Trust
96.Harding, Loevner Funds, Inc.
97.Hennessy Funds Trust
98.Horizon Funds
99.Hotchkis & Wiley Funds
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100.Intrepid Capital Management Funds Trust
101.Jacob Funds Inc.
102.The Jensen Quality Growth Fund Inc.
103.Kirr, Marbach Partners Funds, Inc.
104.Core Alternative ETF, Series of Listed Funds Trust
105.Wahed Dow Jones Islamic World ETF, Series of Listed Funds Trust
106.Wahed FTSE USA Shariah ETF, Series of Listed Funds Trust
107.LKCM Funds
108.LoCorr Investment Trust
109.MainGate Trust
110.ATAC Rotation Fund, Series of Managed Portfolio Series
111.Coho Relative Value Equity Fund, Series of Managed Portfolio Series
112.Coho Relative Value ESG Fund, Series of Managed Portfolio Series
113.Cove Street Capital Small Cap Value Fund, Series of Managed Portfolio Series
114.Jackson Square Large-Cap Growth Fund, Series of Managed Portfolio Series
115.Jackson Square SMID-Cap Growth Fund, Series of Managed Portfolio Series
116.Kensington Active Advantage Fund, Series of Managed Portfolio Series
117.Kensington Defender Fund, Series of Managed Portfolio Series
118.Kensington Dynamic Allocation Fund, Series of Managed Portfolio Series
119.Kensington Hedged Premium Income ETF, Series of Managed Portfolio Series
120.Kensington Managed Income Fund, Series of Managed Portfolio Series
121.LK Balanced Fund, Series of Managed Portfolio Series
122.Leuthold Core ETF, Series of Managed Portfolio Series
123.Leuthold Core Investment Fund, Series of Managed Portfolio Series
124.Leuthold Global Fund, Series of Managed Portfolio Series
125.Leuthold Grizzly Short Fund, Series of Managed Portfolio Series
126.Leuthold Select Industries ETF, Series of Managed Portfolio Series
127.Muhlenkamp Fund, Series of Managed Portfolio Series
128.Nuance Concentrated Value Fund, Series of Managed Portfolio Series
129.Nuance Mid Cap Value Fund, Series of Managed Portfolio Series
130.Olstein All Cap Value Fund, Series of Managed Portfolio Series
131.Olstein Strategic Opportunities Fund, Series of Managed Portfolio Series
132.Port Street Quality Growth Fund, Series of Managed Portfolio Series
133.Principal Street High Income Municipal Fund, Series of Managed Portfolio Series
134.Principal Street Short Term Municipal Fund, Series of Managed Portfolio Series
135.Reinhart Genesis PMV Fund, Series of Managed Portfolio Series
136.Reinhart International PMV Fund, Series of Managed Portfolio Series
137.Reinhart Mid Cap PMV Fund, Series of Managed Portfolio Series
138.Tortoise Global Water ESG Fund, Series of Managed Portfolio Series
139.Tremblant Global ETF, Series of Managed Portfolio Series
140.Greenspring Income Opportunities Fund, Series of Manager Directed Portfolios
141.Hood River International Opportunity Fund, Series of Manager Directed Portfolios
142.Hood River New Opportunities Fund, Series of Manager Directed Portfolios
143.Hood River Small-Cap Growth Fund, Series of Manager Directed Portfolios
144.SanJac Alpha Core Plus Bond ETF, Series of Manager Directed Portfolios
145.SanJac Alpha Low Duration ETF, Series of Manager Directed Portfolios
146.SWP Growth & Income ETF, Series of Manager Directed Portfolios
147.Vert Global Sustainable Real Estate ETF, Series of Manager Directed Portfolios
148.Mason Capital Fund Trust
149.Matrix Advisors Funds Trust
150.Monetta Trust
151.Nicholas Equity Income Fund, Inc.
152.Nicholas Fund, Inc.
153.Nicholas II, Inc.
154.Nicholas Limited Edition, Inc.
155.Oaktree Diversified Income Fund Inc.
156.Permanent Portfolio Family of Funds
157.Perritt Funds, Inc.
158.Procure ETF Trust II
159.Professionally Managed Portfolios
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160.Prospector Funds, Inc.
161.Provident Mutual Funds, Inc.
162.Abbey Capital Futures Strategy Fund, Series of The RBB Fund, Inc.
163.Abbey Capital Multi-Asset Fund, Series of The RBB Fund, Inc.
164.Adara Smaller Companies Fund, Series of The RBB Fund, Inc.
165.Aquarius International Fund, Series of The RBB Fund, Inc.
166.Boston Partners All Cap Value Fund, Series of The RBB Fund, Inc.
167.Boston Partners Emerging Markets Dynamic Equity Fund, Series of The RBB Fund, Inc.
168.Boston Partners Global Equity Fund, Series of The RBB Fund, Inc.
169.Boston Partners Global Sustainability Fund, Series of The RBB Fund, Inc.
170.Boston Partners Long/Short Equity Fund, Series of The RBB Fund, Inc.
171.Boston Partners Long/Short Research Fund, Series of The RBB Fund, Inc.
172.Boston Partners Small Cap Value Fund II, Series of The RBB Fund, Inc.
173.Campbell Systematic Macro Fund, Series of The RBB Fund, Inc.
174.F/m 10-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
175.F/m 2-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
176.F/m 3-Year Investment Grade Corporate Bond ETF, Series of The RBB Fund, Inc.
177.F/m Emerald Life Sciences Innovation ETF, Series of The RBB Fund, Inc.
178.F/m High Yield 100 ETF, Series of The RBB Fund, Inc.
179.F/m Investments Large Cap Focused Fund Series of The RBB Fund, Inc.
180.F/m Opportunistic Income ETF, Series of The RBB Fund, Inc.
181.F/m Ultrashort Treasury Inflation-Protected Security (TIPS) ETF Series of The RBB Fund, Inc.
182.Motley Fool 100 Index ETF, Series of The RBB Fund, Inc.
183.Motley Fool Capital Efficiency 100 Index ETF, Series of The RBB Fund, Inc.
184.Motley Fool Global Opportunities ETF, Series of The RBB Fund, Inc.
185.Motley Fool Mid-Cap Growth ETF, Series of The RBB Fund, Inc.
186.Motley Fool Next Index ETF, Series of The RBB Fund, Inc.
187.Motley Fool Small-Cap Growth ETF, Series of The RBB Fund, Inc.
188.Optima Strategic Credit Fund, Series of The RBB Fund, Inc.
189.SEG Partners Long/Short Equity Fund
190.SGI Dynamic Tactical ETF, Series of The RBB Fund, Inc.
191.SGI Enhanced Core ETF, Series of The RBB Fund, Inc.
192.SGI Enhanced Global Income ETF, Series of The RBB Fund, Inc.
193.SGI Enhanced Market Leaders ETF, Series of The RBB Fund, Inc.
194.SGI Global Equity Fund, Series of The RBB Fund, Inc.
195.SGI Peak Growth Fund, Series of The RBB Fund, Inc.
196.SGI Prudent Growth Fund, Series of The RBB Fund, Inc.
197.SGI Small Cap Core Fund, Series of The RBB Fund, Inc.
198.SGI U.S. Large Cap Core ETF, Series of The RBB Fund, Inc.
199.SGI U.S. Large Cap Equity Fund, Series of The RBB Fund, Inc.
200.SGI U.S. Small Cap Equity Fund, Series of The RBB Fund, Inc.
201.US Treasury 10 Year Note ETF, Series of The RBB Fund, Inc.
202.US Treasury 12 Month Bill ETF, Series of The RBB Fund, Inc.
203.US Treasury 2 Year Note ETF, Series of The RBB Fund, Inc.
204.US Treasury 20 Year Bond ETF, Series of The RBB Fund, Inc.
205.US Treasury 3 Month Bill ETF, Series of The RBB Fund, Inc.
206.US Treasury 3 Year Note ETF, Series of The RBB Fund, Inc.
207.US Treasury 30 Year Bond ETF, Series of The RBB Fund, Inc.
208.US Treasury 5 Year Note ETF, Series of The RBB Fund, Inc.
209.US Treasury 6 Month Bill ETF, Series of The RBB Fund, Inc.
210.US Treasury 7 Year Note ETF, Series of The RBB Fund, Inc.
211.WPG Partners Select Hedged Fund, Series of The RBB Fund, Inc.
212.WPG Partners Select Small Cap Value Fund, Series of The RBB Fund, Inc.
213.WPG Partners Small Cap Value Diversified Fund, Series of The RBB Fund, Inc.
214.The RBB Fund Trust
215.RBC Funds Trust
216.Rockefeller Municipal Opportunities Fund
217.Series Portfolios Trust
218.Tax-Exempt Private Credit Fund, Inc.
219.Thompson IM Funds, Inc.
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220.Tortoise Capital Series Trust
221.Bright Rock Mid Cap Growth Fund, Series of Trust for Professional Managers
222.Bright Rock Quality Large Cap Fund, Series of Trust for Professional Managers
223.CrossingBridge Low Duration High Income Fund, Series of Trust for Professional Managers
224.CrossingBridge Nordic High Income Bond Fund, Series of Trust for Professional Managers
225.CrossingBridge Responsible Credit Fund, Series of Trust for Professional Managers
226.CrossingBridge Ultra-Short Duration Fund, Series of Trust for Professional Managers
227.RiverPark Strategic Income Fund, Series of Trust for Professional Managers
228.Dearborn Partners Rising Dividend Fund, Series of Trust for Professional Managers
229.Jensen Global Quality Growth Fund, Series of Trust for Professional Managers
230.Jensen Quality MidCap Fund, Series of Trust for Professional Managers
231.Rockefeller Climate Solutions Fund, Series of Trust for Professional Managers
232.Rockefeller US Small Cap Core Fund, Series of Trust for Professional Managers
233.USQ Core Real Estate Fund
234.Wall Street EWM Funds Trust
235.Wisconsin Capital Funds, Inc.

(b)The following are the Officers and Manager of the Distributor, the Registrant’s underwriter. The Distributor’s main business address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	190 Middle Street, Suite 301, Portland, Maine 04101	President/Manager	None
Chris Lanza	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Kate Macchia	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President	None
Susan L. LaFond	190 Middle Street, Suite 301, Portland, Maine 04101	Vice President and Chief Compliance Officer and Treasurer	None
Kelly B. Whetstone	190 Middle Street, Suite 301, Portland, Maine 04101	Secretary	None
Weston Sommers	190 Middle Street, Suite 301, Portland, Maine 04101	Financial and Operations Principal and Chief Financial Officer	None
(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Registrant, Investment Adviser, Sub-Advisers, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian. The address of the Registrant and Investment Adviser is 687 Excelsior Boulevard, Excelsior, MN 55331. The addresses of the Sub-Advisers are as set forth above in response to Item 31. The address of the Principal Underwriter is Three Canal Plaza, Suite 100, Portland, Maine 04101, and the address of the Transfer Agent, Fund Accountant and Administrator is 615 East Michigan Street, Milwaukee, WI 53202. The address of the Custodian is 1555 N. Rivercenter Dr., Milwaukee, WI 53212.

Item 34. Management Services. None.

Item 35. Undertakings. The Registrant undertakes that each of its Subsidiaries will submit to inspection by the SEC.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 72 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus, State of Ohio, on the 3rd day of October, 2025.

LoCorr Investment Trust

By: Kevin M. Kinzie*
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 3rd day of October, 2025.

Signature	Title(s)
Jon C. Essen*	Trustee, Treasurer and Principal Financial Officer
Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
Mark A. Thompson*	Trustee
Daniel T. O'Lear*	Trustee
Jeffrey E. Place*	Trustee
Cathleen B. Tobin*	Trustee

*By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

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